SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 / 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicole Trudeau, Esq.
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2020
Date of reporting period: May 31, 2020

Item 1. Report To Shareowners

Beginning on January 29, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Sextant Mutual Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.saturna.com/reports), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-SATURNA (800-728-8762) or by sending an e-mail request to Sextant Mutual Funds at info@saturna.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800-SATURNA (800-728-8762) or send an e-mail request to Sextant Mutual Funds at info@saturna.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

SEXTANT
MUTUAL FUNDS

Semi-Annual Report

May 31, 2020

Performance Summary (as of June 30, 2020)

						Expense Ratio[1]

Average Annual Total Returns	1 Year	3 Year	5 Year	10 Year	15 Year	Gross	Net

Sextant Short-Term Bond Fund (STBFX)	3.96%	2.57%	2.00%	1.60%	2.43%	0.87%	0.60%

FTSE USBIG Govt/Corp 1-3 Year Index	4.19%	2.85%	2.08%	1.60%	2.57%	n/a

Sextant Bond Income Fund (SBIFX)	9.67%	5.89%	4.79%	4.33%	4.33%	0.71%	0.65%

FTSE US Broad Investment-Grade Bond Index	8.96%	5.39%	4.34%	3.82%	4.47%	n/a

Sextant Core Fund (SCORX)	4.62%	6.38%	5.45%	6.25%	n/a	0.90%

Dow Jones Moderate US Portfolio Index	1.99%	5.14%	5.46%	7.51%	6.12%	n/a

Sextant Global High Income Fund (SGHIX)	-8.55%	2.15%	3.94%	n/a	n/a	1.11%	0.75%

S&P Global 1200 Index	3.17%	7.17%	7.56%	10.44%	7.22%	n/a

Sextant Growth Fund Investor Shares (SSGFX)	18.72%	16.90%	11.58%	12.97%	9.29%	1.20%

Sextant Growth Fund Z Shares (SGZFX)	19.04%	17.17%	n/a	n/a	n/a	0.90%

S&P 500 Index	7.51%	10.72%	10.72%	13.98%	8.82%	n/a

Sextant International Fund Investor Shares (SSIFX)	-1.85%	8.59%	6.62%	5.83%	6.06%	1.07%

Sextant International Fund Z Shares (SIFZX)	-1.62%	8.87%	n/a	n/a	n/a	0.85%

MSCI EAFE Index	-4.73%	1.29%	2.54%	6.22%	4.57%	n/a

Performance data quoted above represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-800-728-8762 or visiting www.sextantfunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.

Z Shares of Sextant Growth and International Funds began operations June 2, 2017.

A note about risk: Please see Notes to Financial Statements beginning on page 54 for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds’ prospectus or each Fund’s summary prospectus.

A Fund’s 30-Day Yield, sometimes referred to as “standardized yield” or “SEC yield,” is expressed as an annual percentage rate using a method of calculation adopted by the Securities and Exchange Commission (SEC). The 30-Day Yield provides an estimate of a Fund’s investment income rate, but may not equal the actual income distribution rate.

[1]

By regulation, expense ratios shown in this table are as stated in the Funds’ most recent prospectus, which is dated March 27, 2020, and incorporate results for the fiscal year ended November 30, 2019. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds’ most recent fiscal period.

The S&P 500 Index is an index comprised of 500 widely held common stocks considered to be representative of the US stock market in general. The MSCI EAFE Index is an international index focused on Europe, Australasia, and the Far East. The S&P Global 1200 Index is a global stock market index covering nearly 70% of the world’s equity markets. The Dow Jones Moderate Portfolio Index is a broad-based index of stock and bond prices. The FTSE USBIG Govt/Corp Index 1-3 Year is a broad-based index of shorter-term investment grade US government and corporate bond prices. The FTSE US Broad Investment-Grade Bond Index is a broad-based index of medium and long-term investment grade bond prices. Investors cannot invest directly in the indices.

Please consider an investment’s objectives, risks, charges, and expenses carefully before investing. To obtain this and other important information about the Sextant Funds in a prospectus or summary prospectus, ask your financial advisor, visit www.sextantfunds.com, or call toll-free 1-800-728-8762. Please read the prospectus or summary prospectus carefully before investing.

2	May 31, 2020	Semi-Annual Report

Fellow Shareowners:	July 27, 2020

Securities markets gyrated dramatically during the first half of the year. For the six months ended May 31, 2020, the S&P 500 Index fell -2.10%, while the Dow Jones Moderate US Portfolio Index fell -3.54%. Foreign markets fared even worse, with the MSCI EAFE Index declining -11.22% and the S&P Global 1200 Index falling -5.49%. Fixed-income markets provided a bright spot, with some returns in positive territory: the FTSE USBIG Bond Index gained 5.44% and the shorter-term FTSE USBIG Government/Corporate 1-3 Year Index climbed 2.89%.

The Sextant Funds performed respectably compared to these indices, with most funds outperforming their respective benchmarks. For the six months ended May 31, 2020, Sextant Growth Fund Investor Shares gained 5.05%, Sextant International Fund Investor Shares fell -6.61%, Sextant Core Fund fell -0.80%, Sextant Global High Income Fund fell -8.93%, Sextant Bond Income Fund gained 5.35%, and Sextant Short-Term Bond Fund gained 2.67%.

The annualized expense ratios of the six no-12b-1 fee Sextant Fund share classes range from 0.55% to 0.90%. Saturna Capital helped by capping expenses for the Sextant Short-Term, Sextant Bond Income, and Sextant Global High Income Funds. Overall assets were up 3.20% to $224.06 million.

The Sextant Funds provide basic elements to build a low-expense, balanced investment program emphasizing a value approach to investing.

While the market rarely experiences large downturns or upswings following a year when returns exceed 25%, the first half of 2020 provided both gut-wrenching declines in March and a record-setting rebound through April and May. Considering that since 1927, the S&P 500 experienced downturns in only 8% of the years following a year with returns in excess of 25% and only three years saw repeated returns greater than 25%, we truly are experiencing something new under the sun. Given the volatility and continued challenges of the coronavirus, why should we be cautiously optimistic regarding the outlook?

Two reasons: the four-year US presidential election cycle and accommodative, if stretched, global monetary policies. While double-digit unemployment persists and the gold price signals coming inflation, it could be a “Goldilocks” period for financial assets as economic weakness absorbs the stresses of government largess.

Semi-Annual Report	May 31, 2020	3

After minimal debate, both parties in the US Congress agreed to bigger spending and deficits, and the market roared. While currently at loggerheads over the next phase of the stimulus, we are confident further action of fiscal or monetary nature will arrive. Presidential election politicking gets the nation’s juices flowing from both ends of the spectrum. Uncertainty regarding future policies, taxes, and general direction give investors pause. Finally, when a clear winner is decided, the market begins to rally into the remainder of the year, no matter who wins, as one uncertainty evaporates.

Full-throated recovery and a return to normal conditions will have to await the arrival of an effective vaccine. Fortunately, numerous companies are bringing concerted effort to bear, with moonshot levels of funding. We undoubtedly face a national and global crisis, but we have faced them before and retain faith in the power of human resilience and creativity.

Going forward, the Sextant Funds continue to offer investors a broad mix of investment vehicles: growth equities, international exposure, and a blended portfolio, plus global high income, short-term, and long-term fixed income options. This array of portfolios serves our investors in both bull and bear markets by seeking to provide steady, long-term growth with a focus on preservation of capital. Please review the following pages for more in-depth information about each Fund.

Respectfully,

(photo omitted)

Jane Carten,

President

(photo omitted)

Gary Goldfogel,

Independent Board Chairman

Sextant Funds Portfolio Management

(photo omitted)	Scott Klimo CFA® Sextant Growth Fund Portfolio Manager	(photo omitted)	Elizabeth Alm CFA® Sextant Bond Income Fund Portfolio Manager Sextant Short-Term Bond Fund Deputy Portfolio Manager

(photo omitted)	Christopher Paul MBA, CFA® Sextant Core Fund Sextant International Fund Portfolio Manager Sextant Growth Fund Deputy Portfolio Manager	(photo omitted)	Levi Stewart Zurbrugg MBA, CFA® Sextant Short-Term Bond Fund Portfolio Manager

(photo omitted)	Bryce Fegley CFA®, CIPM® Sextant Global High Income Fund Sextant Core Fund Portfolio Manager Sextant Bond Income Fund Deputy Portfolio Manager	(photo omitted)	Chris Lang CFA® Sextant International Fund Deputy Portfolio Manager

(photo omitted)	Patrick Drum MBA, CFA®, CFP® Sextant Global High Income Fund Deputy Portfolio Manager

4	May 31, 2020	Semi-Annual Report

Performance Summary (as of May 31, 2020)

						Expense Ratio[1]

Average Annual Total Returns	1 Year	3 Year	5 Year	10 Year	15 Year	Gross	Net

Sextant Short-Term Bond Fund (STBFX)	4.39%	2.44%	1.92%	1.62%	2.42%	0.87%	0.60%

FTSE USBIG Govt/Corp 1-3 Year Index	4.52%	2.76%	2.02%	1.62%	2.57%	n/a

Sextant Bond Income Fund (SBIFX)	10.59%	5.59%	4.33%	4.41%	4.29%	0.71%	0.65%

FTSE US Broad Investment-Grade Bond Index	9.57%	5.12%	3.98%	3.92%	4.46%	n/a

Sextant Core Fund (SCORX)	8.69%	6.24%	4.78%	5.98%	n/a	0.90%

Dow Jones Moderate US Portfolio Index	4.43%	4.59%	4.76%	7.10%	6.06%	n/a

Sextant Global High Income Fund (SGHIX)	-5.28%	1.83%	3.23%	n/a	n/a	1.11%	0.75%

S&P Global 1200 Index	6.86%	6.36%	6.44%	9.76%	7.09%	n/a

Sextant Growth Fund Investor Shares (SSGFX)	23.08%	15.42%	10.33%	11.75%	8.94%	1.20%

Sextant Growth Fund Z Shares (SGZFX)	23.39%	n/a	n/a	n/a	n/a	0.90%

S&P 500 Index	12.84%	10.24%	9.85%	13.14%	8.69%	n/a

Sextant International Fund Investor Shares (SSIFX)	-0.58%	7.57%	5.46%	5.36%	5.97%	1.07%

Sextant International Fund Z Shares (SIFZX)	-0.35%	n/a	n/a	n/a	n/a	0.85%

MSCI EAFE Index	-2.40%	0.11%	1.27%	5.73%	4.43%	n/a

Performance data quoted above represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-800-728-8762 or visiting www.sextantfunds.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.

[1]

By regulation, expense ratios shown in this table are as stated in the Funds’ most recent prospectus, which is dated March 27, 2019, and incorporate results for the fiscal year ended November 30, 2018. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods.

Semi-Annual Report	May 31, 2020	5

Sextant Short-Term Bond Fund

Performance Summary

Average Annual Total Returns as of May 31, 2020

	1 Year	5 Year	10 Year	Expense Ratio[1]

Sextant Short-Term Bond Fund	4.39%	1.92%	1.62%	0.87%

FTSE USBIG Govt/Corp 1-3 Year Index	4.52%	2.02%	1.62%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2020, to an identical amount invested in the FTSE USBIG Govt/Corp 1-3 Year Index, a broad-based index of shorter-term investment grade US government and corporate bond prices. The graph shows that an investment in the Fund would have risen to $11,746 versus $11,748 in the index.

Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

[1]

By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 27, 2020, and incorporates results for the fiscal year ended November 30, 2019, before fee waivers. The actual expense ratio, shown in the most recent prospectus after fee waivers was 0.60%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objectives of the Short-Term Bond Fund are capital preservation and current income.

Top 10 Holdings

% of Total Net Assets

United States Treasury Note (2.875% due 04/30/2025)	7.3%

United States Treasury Note (3.625% due 02/15/2021)	5.4%

United States Treasury Note (2.50% due 08/15/2023)	4.7%

McCormick & Co. (2.70% due 08/15/2022)	4.5%

Honeywell International (4.25% due 03/01/2021)	4.0%

Gilead Sciences (2.50% due 09/01/2023)	3.7%

Qualcomm (2.60% due 01/30/2023)	3.7%

Burlington Northern Santa Fe (3.05% due 09/01/2022)	3.7%

Costco Wholesale Corp (2.75% due 05/18/2024)	3.6%

3M (2.00% due 06/26/2022)	3.6%

Portfolio Diversification

% of Total Net Assets

Government Bonds	20.6%	∎
Consumer Staples	16.6%	∎
Health Care	10.7%	∎
Industrials	10.0%	∎
Technology	9.8%	∎
Financials	8.8%	∎
Materials	7.0%	∎
Consumer Discretionary	6.3%	∎
Utilities	2.3%	∎
Other assets (net of liabilities)	7.9%	∎

6	May 31, 2020	Semi-Annual Report

Sextant Short-Term Bond Fund

Schedule of Investments				As of May 31, 2020

Corporate Bonds – 71.5%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Apple	1.80% due 09/11/2024	$150,000	$157,629	1.3%

Autozone	3.25% due 04/15/2025	300,000	321,265	2.8%

Ford Motor Credit	3.157% due 08/04/2020	250,000	249,800	2.2%

			728,694	6.3%

Consumer Staples

Church & Dwight	2.875% due 10/01/2022	260,000	266,051	2.4%

Costco Wholesale	2.75% due 05/18/2024	385,000	417,128	3.6%

Dollar General	4.15% due 11/01/2025	300,000	344,578	3.0%

Estee Lauder	2.35% due 08/15/2022	350,000	356,126	3.1%

McCormick & Co.	2.70% due 08/15/2022	500,000	521,464	4.5%

			1,905,347	16.6%

Financials

Paccar Financial	2.05% due 11/13/2020	350,000	352,486	3.1%

Paypal Holdings	2.65% due 10/01/2026	300,000	324,835	2.8%

VISA	3.15% due 12/14/2025	300,000	337,063	2.9%

			1,014,384	8.8%

Health Care

Astrazeneca	2.375% due 11/16/2020	155,000	156,306	1.4%

Celgene	2.25% due 08/15/2021	300,000	302,593	2.6%

Gilead Sciences	2.50% due 09/01/2023	400,000	423,660	3.7%

Teva Pharmaceutical	3.65% due 11/10/2021	350,000	344,750	3.0%

			1,227,309	10.7%

Industrials

Burlington Northern Santa Fe	3.05% due 09/01/2022	400,000	419,404	3.7%

Cintas Corp # 2	3.25% due 06/01/2022	350,000	363,846	3.2%

CSX Corporation	4.25% due 06/01/2021	350,000	358,189	3.1%

			1,141,439	10.0%

Materials

3M	2.00% due 06/26/2022	400,000	411,040	3.6%

DuPont De Nemours	4.493% due 11/15/2025	350,000	396,988	3.4%

			808,028	7.0%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	7

Sextant Short-Term Bond Fund

Schedule of Investments				As of May 31, 2020

Corporate Bonds – 71.5%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Technology

Honeywell International	4.25% due 03/01/2021	$450,000	$462,459	4.0%

Microsoft	2.375% due 05/01/2023	225,000	236,934	2.1%

Qualcomm	2.60% due 01/30/2023	400,000	419,847	3.7%

			1,119,240	9.8%

Utilities

PacifiCorp	2.95% due 06/01/2023	250,000	265,219	2.3%

			265,219	2.3%

Total Corporate Bonds			$8,209,660	71.5%

Government Bonds – 20.6%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

United States Treasury Notes

United States Treasury Note	2.625% due 05/15/2021	$355,000	$363,168	3.2%

United States Treasury Note	3.625% due 02/15/2021	600,000	614,508	5.4%

United States Treasury Note	2.50% due 08/15/2023	500,000	536,641	4.7%

United States Treasury Note	2.875% due 04/30/2025	750,000	843,574	7.3%

			2,357,891	20.6%

Total Government Bonds			$2,357,891	20.6%

Total investments	(Cost is $10,266,527)		$10,567,551	92.1%

Other assets (net of liabilities)			909,808	7.9%

Total net assets			$11,477,359	100.0%

Bond Quality Diversification

% of Total Net Assets

Rated “AAA”	22.7	∎
Rated “AA+”	1.3	∎
Rated “AA-”	6.5	∎
Rated “A+”	12.1	∎
Rated “A”	7.7	∎
Rated “A-”	14.4	∎
Rated “BBB+”	5.9	∎
Rated “BBB”	7.5	∎
Rated “BBB-”	6.2	∎
Rated “BB”	5.2	∎
Other assets (net of liabilities)	7.9	∎

Credit ratings are the lesser of S&P Global Ratings or Moody’s Investors Service. If neither S&P nor Moody’s rate a particular security, that security is categorized as not rated (except for US Treasury securities and securities issued or backed by US agencies which inherit the credit rating for the US government). Ratings range from AAA (highest) to D (lowest). Bonds rated BBB or above are considered investment grade. Credit ratings BB and below are lower-rated securities (junk bonds). Ratings apply to the creditworthiness of the issuers of the underlying securities and not the Fund or its shares. Ratings may be subject to change.

8	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Short-Term Bond Fund

Statement of Assets and Liabilities

As of May 31, 2020

Assets

Investments in securities, at value (Cost $10,266,527)	$10,567,551

Cash	847,291

Dividends and interest receivable	70,556

Other assets	5,394

Receivable for Fund shares sold	712

Receivable from adviser	621

Total assets	11,492,125

Liabilities

Accrued audit expenses	3,971

Accrued printing fees	3,511

Accrued legal expenses	2,211

Accrued retirement plan custody fee	1,702

Accrued other expenses	1,489

Accrued trustee expenses	870

Accrued Chief Compliance Officer expenses	431

Accrued registration/filling fees	303

Accrued insurance expenses	228

Distributions payable	50

Total liabilities	14,766

Net Assets	$11,477,359

Analysis of net assets

Paid-in capital (unlimited shares authorized, without par value)	$11,196,641

Total distributable earnings	280,718

Net assets applicable to Fund shares outstanding	$11,477,359

Fund shares outstanding	2,220,830

Net asset value, offering, and redemption price per share	$5.17

Statement of Operations

Period ended May 31, 2020

Investment income

Interest income	$131,160

Total investment income	131,160

Expenses

Investment advisory fees	29,691

Filing and registration fees	11,115

Audit fees	7,871

Printing and posting fees	4,030

Legal fees	2,806

Retirement plan custodial fees	2,074

Other expenses	2,061

Trustee fees	1,738

Chief Compliance Officer expenses	1,272

Custodian fees	228

Total gross expenses	62,886

Less adviser fees waived	(29,226)

Less custodian fee credits	(228)

Net expenses	33,432

Net investment income	$97,728

Net realized loss from investments	$(13,446)

Net increase in unrealized appreciation on investments	$200,970

Net gain on investments	$187,524

Net increase in net assets resulting from operations	$285,252

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	9

Sextant Short-Term Bond Fund

Statements of Changes in Net Assets	Period ended May 31, 2020	Year ended Nov. 30, 2019

Increase (decrease) in net assets from operations

From operations

Net investment income	$97,728	$187,802

Net realized gain (loss) on investment	(13,446)	6,528

Net increase in unrealized appreciation	200,970	299,329

Net increase in net assets	285,252	493,659

Distributions to shareowners	(97,727)	(187,268)

Capital share transactions

Proceeds from sales of shares	846,793	1,406,263

Value of shares issued in reinvestment of dividends	97,340	186,358

Cost of shares redeemed	(743,188)	(1,085,719)

Total capital share transactions	200,945	506,902

Total increase in net assets	388,470	813,293

Net assets

Beginning of period	11,088,889	10,275,596

End of period	$11,477,359	$11,088,889

Shares of the Fund sold and redeemed

Number of shares sold	166,221	279,784

Number of shares issued in reinvestment of dividends	19,044	36,950

Number of shares redeemed	(146,346)	(215,988)

Net increase in number of shares outstanding	38,919	100,746

Financial Highlights	For period ended		For year ended November 30,

Selected data per share of outstanding capital stock throughout each period:	May 31, 2020	2019	2018		2017	2016		2015

Net asset value at beginning of period	$5.08	$4.94	$5.00		$5.02	$5.02		$5.04

Income from investment operations

Net investment income	0.04	0.09	0.07		0.06	0.05		0.05

Net gains (losses) on securities (both realized and unrealized)	0.09	0.14	(0.06)		(0.02)	0.00	A	(0.02)

Total from investment operations	0.13	0.23	0.01		0.04	0.05		0.03

Less distributions

Dividends (from net investment income)	(0.04)	(0.09)	(0.07)		(0.06)	(0.05)		(0.05)

Capital gains distribution	-	-	(0.00	)A	-	-		-

Total distributions	(0.04)	(0.09)	(0.07)		(0.06)	(0.05)		(0.05)

Net asset value at end of period	$5.17	$5.08	$4.94		$5.00	$5.02		$5.02

Total returnB	2.67%	4.64%	0.26%		0.87%	1.06%		0.67%

Ratios / supplemental data

Net assets ($000), end of period	$11,477	$11,089	$10,276		$10,705	$10,326		$7,488

Ratio of expenses to average net assets

Before fee waivers and custodian fee creditsC	1.13%	0.87%	0.91%		1.01%	1.15%		1.21%

After fee waiversC	0.60%	0.61%	0.61%		0.68%	0.76%		0.76%

After fee waivers and custodian fee creditsC	0.60%	0.60%	0.60%		0.68%	0.75%		0.75%

Ratio of net investment income after fee waivers and custodian fee credits to average net assetsC	1.75%	1.75%	1.44%		1.26%	1.05%		1.06%

Portfolio turnover rateB	16%	32%	36%		31%	11%		13%

A	Amount is less than $0.01
B	Not Annualized for periods less than one year.
C	Annualized for periods less than one year.

10	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Bond Income Fund

Performance Summary

Average Annual Total Returns as of May 31, 2020

	1 Year	5 Year	10 Year	Expense Ratio[1]

Sextant Bond Income Fund	10.59%	4.33%	4.41%	0.71%

FTSE US Broad Investment-Grade Bond Index	9.57%	3.98%	3.92%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2010, to an identical amount invested in the FTSE US Broad Investment-Grade Bond Index, a broad-based index of medium and long-term investment grade bond prices. The graph shows that an investment in the Fund would have risen to $15,401 versus $14,697 in the index.

Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

[1]

By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 27, 2020, and incorporates results for the fiscal year ended November 30, 2019, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.65%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objective of the Bond Income Fund is current income.

Top 10 Holdings

% of Total Net Assets

United States Treasury Bond (4.25% due 05/15/2039)	8.8%

United States Treasury Bond (5.375% due 02/15/2031)	4.4%

Microsoft (4.20% due 11/03/2035)	3.4%

Apple (4.50% due 02/23/2036)	3.4%

Intel (4.00% due 12/15/2032)	3.3%

Burlington Northern Santa Fe (5.05% due 03/01/2041)	3.0%

Praxair Inc. (3.55% due 11/07/2042)	2.9%

United States Treasury Bond (3.375% due 11/15/2048)	2.8%

United States Treasury Note (3.625% due 02/15/2021)	2.8%

Puget Sound Energy (4.434% due 11/15/2041)	2.6%

Portfolio Diversification

% of Total Net Assets

Government Bonds	27.1%	∎
Health Care	11.8%	∎
Technology	10.6%	∎
Municipal Bonds	7.9%	∎
Utilities	7.3%	∎
Industrials	6.6%	∎
Financials	5.9%	∎
Energy	4.9%	∎
Consumer Discretionary	4.5%	∎
Materials	2.9%	∎
Consumer Staples	2.1%	∎
Other Assets (net of liabilities)	8.4%	∎

Semi-Annual Report	May 31, 2020	11

Sextant Bond Income Fund

Schedule of Investments				As of May 31, 2020

Corporate Bonds – 56.6%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Home Depot Inc	5.875% due 12/16/2036	$200,000	$290,600	2.1%

Lowe’s	5.80% due 10/15/2036	250,000	323,087	2.4%

			613,687	4.5%

Consumer Staples

Unilever Capital	5.90% due 11/15/2032	200,000	287,750	2.1%

			287,750	2.1%

Energy

Baker Hughes	6.875% due 01/15/2029	100,000	120,871	0.9%

Canadian Natural Resources	6.45% due 06/30/2033	225,000	245,342	1.8%

Statoil	7.15% due 01/15/2029	224,000	299,379	2.2%

			665,592	4.9%

Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	268,406	2.0%

Bank Of New York Mellon MTN	3.30% due 08/23/2029	250,000	275,994	2.0%

UBS AG Stamford CT	7.75% due 09/01/2026	200,000	253,284	1.9%

			797,684	5.9%

Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	298,468	2.2%

Johnson & Johnson	4.95% due 05/15/2033	226,000	311,332	2.3%

Johnson & Johnson	5.85% due 07/15/2038	50,000	74,453	0.6%

Medtronic Inc	4.375% due 03/15/2035	260,000	331,729	2.5%

Merck & Co.	6.50% due 12/01/2033	215,000	328,895	2.4%

Teva Pharmaceutical	3.65% due 11/10/2021	250,000	246,250	1.8%

			1,591,127	11.8%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	310,000	403,577	3.0%

Deere & Co.	8.10% due 05/15/2030	95,000	138,988	1.0%

United Technologies	6.05% due 06/01/2036	250,000	346,799	2.6%

			889,364	6.6%

Materials

Praxair	3.55% due 11/07/2042	350,000	389,297	2.9%

			389,297	2.9%

Continued on next page.

12	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Bond Income Fund

Schedule of Investments				As of May 31, 2020

Corporate Bonds – 56.6%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Technology

Apple	4.50% due 02/23/2036	$350,000	$456,828	3.4%

Intel	4.00% due 12/15/2032	360,000	444,287	3.3%

Microsoft	4.20% due 11/03/2035	350,000	459,760	3.4%

Microsoft	5.30% due 02/08/2041	50,000	73,823	0.5%

			1,434,698	10.6%

Utilities

Alabama Power	4.15% due 08/15/2044	200,000	236,094	1.8%

Entergy Louisiana	5.40% due 11/01/2024	200,000	237,281	1.8%

Florida Power & Light	5.95% due 10/01/2033	100,000	144,158	1.1%

Puget Sound Energy	4.434% due 11/15/2041	300,000	349,369	2.6%

			966,902	7.3%

Total Corporate Bonds			$7,636,101	56.6.%

Government Bonds – 27.1%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	$175,000	$214,714	1.6%

			214,714	1.6%

United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	237,668	1.8%

United States Treasury Bond	6.25% due 05/15/2030	75,000	115,898	0.9%

United States Treasury Bond	3.125% due 11/15/2041	145,000	196,033	1.5%

United States Treasury Bond	3.375% due 11/15/2048	260,000	382,098	2.8%

United States Treasury Bond	6.125% due 08/15/2029	225,000	337,087	2.5%

United States Treasury Bond	5.375% due 02/15/2031	400,000	596,469	4.4%

United States Treasury Bond	4.25% due 05/15/2039	770,000	1,191,876	8.8%

			3,057,129	22.7%

United States Treasury Notes

United States Treasury Note	3.625% due 02/15/2021	370,000	378,945	2.8%

			378,945	2.8%

Total Government Bonds			$3,650,788	27.1%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	13

Sextant Bond Income Fund

Schedule of Investments				As of May 31, 2020

Municipal Bonds – 7.9%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	$250,000	$251,693	1.9%

Idaho Hsg & Fin GARVEE BAB A-2	5.379% due 07/15/2020	180,000	180,819	1.3%

San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	201,954	1.5%

			634,466	4.7%

Municipal Leases

Johnson Co KS Bldg Ls/Pr RevBAB	4.60% due 09/01/2026	250,000	251,050	1.9%

Oklahoma City Fin Auth Ed Lease Rev	6.60% due 09/01/2022	160,000	177,445	1.3%

			428,495	3.2%

Total Municipal Bonds			$1,062,960	7.9%

Total investments	(Cost is $11,089,376)		$12,349,850	91.6%

Other assets (net of liabilities)			1,136,316	8.4%

Total net assets			$13,486,166	100.0%

Bond Quality Diversification

% of Total Net Assets

Rated “AAA”	34.2%	∎
Rated “AA+”	3.4%	∎
Rated “AA-”	6.8%	∎
Rated “A+”	9.6%	∎
Rated “A”	13.7%	∎
Rated “A-”	8.4%	∎
Rated “BBB+”	6.9%	∎
Rated “BBB”	1.8%	∎
Rated “BB+”	2.2%	∎
Rated “BB”	1.8%	∎
Other assets (net of liabilities)	8.4%	∎

Credit ratings are the lesser of S&P Global Ratings or Moody’s Investors Service. If neither S&P nor Moody’s rate a particular security, that security is categorized as not rated (except for US Treasury securities and securities issued or backed by US agencies which inherit the credit rating for the US government). Ratings range from AAA (highest) to D (lowest). Bonds rated BBB or above are considered investment grade. Credit ratings BB and below are lower-rated securities (junk bonds). Ratings apply to the creditworthiness of the issuers of the underlying securities and not the Fund or its shares. Ratings may be subject to change.

14	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Bond Income Fund

Statement of Assets and Liabilities

As of May 31, 2020

Assets

Investments in securities, at value (Cost $11,089,376)	$12,349,850

Cash	1,019,772

Interest receivable	119,760

Other assets	11,703

Receivable for Fund shares sold	1,686

Total assets	13,502,771

Liabilities

Accrued advisory fees	2,989

Distributions payable	2,421

Accrued miscellaneous operating expenses	2,329

Accrued legal expenses	2,141

Accrued audit expenses	2,070

Accrued postage	2,066

Accrued retirement plan custody fee	1,432

Accrued trustee expenses	588

Accrued printing fees	343

Accrued Chief Compliance Officer expenses	226

Total liabilities	16,605

Net assets	$13,486,166

Analysis of net assets

Paid-in capital (unlimited shares authorized, without par value)	$12,240,813

Total distributable earnings	1,245,353

Net assets applicable to Fund shares outstanding	$13,486,166

Fund shares outstanding	2,431,903

Net asset value, offering, and redemption price per share	$5.55

Statement of Operations

Period ended May 31, 2020

Investment income

Interest income	$208,504

Total investment income	208,504

Expenses

Investment advisory fees	20,624

Filing and registration fees	8,087

Audit fees	5,642

Legal fees	3,155

Printing and postage fees	2,932

Other expenses	2,403

Retirement plan custodial fees	1,845

Trustee fees	1,825

Chief Compliance Officer expenses	1,257

Custodian fees	265

Total gross expenses	48,035

Less adviser fees waived	(16,146)

Less custodian fee credits	(265)

Net expenses	31,624

Net investment income	$176,880

Net realized loss from investments	$(11,587)

Net increase in unrealized appreciation on investments	$508,905

Net gain on investments	$497,318

Net increase in net assets resulting from operations	$674,198

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	15

Sextant Bond Income Fund

Statements of Changes in Net Assets	Period ended May 31, 2020	Year ended Nov. 30, 2019

Increase in net assets from operations

From operations

Net investment income	$176,880	$335,013

Net realized gain (loss) on investments	(11,587)	41,830

Net increase in unrealized appreciation	508,905	933,335

Net increase in net assets	674,198	1,310,178

Distributions to shareowners	(176,880)	(334,236)

Capital share transactions

Proceeds from sales of shares	858,819	1,865,586

Value of shares issued in reinvestment of dividends	166,229	328,512

Cost of shares redeemed	(489,753)	(1,649,526)

Total capital share transactions	535,295	544,572

Total increase in net assets	1,032,613	1,520,514

Net assets

Beginning of period	12,453,553	10,933,039

End of period	$13,486,166	$12,453,553

Shares of the Fund sold and redeemed

Number of shares sold	159,647	361,579

Number of shares issued in reinvestment of dividends	30,522	63,399

Number of shares redeemed	(91,780)	(327,334)

Net increase in number of shares outstanding	98,389	97,644

Financial Highlights	For period ended	For year ended November 30,

Selected data per share of outstanding capital stock throughout each period:	May 31, 2020	2019	2018	2017	2016		2015

Net asset value at beginning of period	$5.34	$4.89	$5.14	$5.07	$5.07		$5.26

Income from investment operations

Net investment income	0.07	0.15	0.16	0.16	0.15		0.17

Net gains (losses) on securities (both realized and unrealized)	0.21	0.45	(0.25)	0.07	0.00	A	(0.19)

Total from investment operations	0.28	0.60	(0.09)	0.23	0.15		(0.02)

Less distributions

Dividends (from net investment income)	(0.07)	(0.15)	(0.16)	(0.16)	(0.15)		(0.17)

Total distributions	(0.07)	(0.15)	(0.16)	(0.16)	(0.15)		(0.17)

Net asset value at end of period	$5.55	$5.34	$4.89	$5.14	$5.07		$5.07

Total returnB	5.35%	12.45%	(1.78)%	4.51%	2.91%		(0.47)%

Ratios / supplemental data

Net assets ($000), end of period	$13,486	$12,454	$10,933	$9,496	$9,703		$7,998

Ratio of expenses to average net assets

Before fee waivers and custodian fee creditsC	0.74%	0.71%	0.86%	0.98%	1.01%		1.03%

After fee waiversC	0.49%	0.55%	0.66%	0.78%	0.89%		0.90%

After fee waivers and custodian fee creditsC	0.49%	0.55%	0.65%	0.78%	0.88%		0.90%

Ratio of net investment income after fee waivers and custodian fee credits to average net assetsC	2.73%	2.96%	3.20%	3.05%	2.85%		3.21%

Portfolio turnover rateB	4%	21%	0%	4%	11%		4%

A	Amount is less than $0.01
B	Not Annualized for periods less than one year.
C	Annualized for periods less than one year.

16	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Performance Summary

Average Annual Total Returns as of May 31, 2020

	1 Year	5 Year	10 Year	Expense Ratio[1]

Sextant Core Fund	8.69%	4.78%	5.98%	0.90%

Dow Jones Moderate US Portfolio Index	4.43%	4.76%	7.10%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2010, to an identical amount invested in the Dow Jones Moderate US Portfolio Index, a broad-based index of stock and bond prices. The graph shows that an investment in the Fund would have risen to $17,872 versus $19,876 in the index.

Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

[1]

By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus, which is dated March 27, 2020, and incorporates results for the fiscal year ended November 30, 2019. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

Fund Objective

The objectives of the Core Fund are long-term appreciation and capital preservation.

Portfolio Diversification

% of Total Net Assets

Sectors	Equity	Fixed Income

Health Care	11.6%	4.0%

Government Bonds	0.0%	12.6%

Technology	9.8%	2.0%

Industrials	7.6%	3.0%

Financials	6.1%	2.8%

Consumer Discretionary	6.2%	2.4%

Utilities	4.2%	2.1%

Communications	4.7%	1.1%

Materials	5.0%	0.0%

Consumer Staples	4.6%	0.0%

Municipal Bonds	0.0%	2.6%

Energy	1.8%	0.0%

Total	61.6%	32.6%

Top 10 Holdings

% of Total Net Assets

United States Treasury Bond (6.25% due 08/15/2023)	3.1%

United States Treasury Note (2.75% due 11/15/2023)	2.2%

Welltower (4.25% due 04/15/2028)	2.1%

BRKHEC (6.00% due 01/15/2039)	2.1%

Lowe’s (4.25% due 09/15/2044)	1.7%

Alphabet, Class A	1.7%

Virtu Financial	1.7%

Union Pacific Corp (3.375% due 02/01/2035)	1.6%

Gilead Sciences (3.70% due 04/01/2024)	1.6%

Johnson & Johnson	1.6%

Asset Allocation

% of Total Net Assets

Equity Securities	61.6%	∎
Fixed Income Securities	32.6%	∎
Other assets (net of liabilities)	5.8%	∎

Semi-Annual Report	May 31, 2020	17

Sextant Core Fund

Schedule of Investments					As of May 31, 2020

Common Stocks – 61.6%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Communications

Internet Media

Alphabet, Class A2	200	$180,424	$286,704	United States	1.7%

Telecom Carriers

AT&T	5,000	168,342	154,300	United States	0.9%

BCE	4,000	168,153	165,880	Canada	1.0%

Verizon Communications	3,300	184,440	189,354	United States	1.1%

		520,935	509,534		3.0%

		701,359	796,238		4.7%

Consumer Discretionary

Apparel, Footwear & Accessory Design

VF	2,800	187,112	157,080	United States	0.9%

Home Improvement

Stanley Black & Decker	1,000	96,913	125,450	United States	0.7%

Home Products Stores

Home Depot	600	114,158	149,088	United States	0.8%

Lowe’s	1,400	86,638	182,490	United States	1.1%

		200,796	331,578		1.9%

Specialty Apparel Stores

Industria de Diseno Textil ADR	12,000	152,848	167,220	Spain	1.0%

Ross Stores	1,750	125,298	169,680	United States	1.0%

TJX Companies	2,200	109,838	116,072	United States	0.7%

		387,984	452,972		2.7%

		872,805	1,067,080		6.2%

Consumer Staples

Beverages

PepsiCo	1,550	162,316	203,903	United States	1.2%

Household Products

Procter & Gamble	1,150	93,040	133,308	United States	0.8%

Unilever ADR	2,900	132,633	156,745	United Kingdom	0.9%

		225,673	290,053		1.7%

Packaged Food

McCormick & Co	500	66,544	87,580	United States	0.5%

Nestle ADR	1,900	147,925	205,257	Switzerland	1.2%

		214,469	292,837		1.7%

		602,458	786,793		4.6%

Continued on next page.

18	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Schedule of Investments					As of May 31, 2020

Common Stocks – 61.6%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Energy

Exploration & Production

ConocoPhillips	2,990	$133,056	$126,118	United States	0.7%

Integrated Oils

Equinor ADR	13,200	215,471	192,588	Norway	1.1%

		348,527	318,706		1.8%

Financials

Banks

PNC Financial Services Group	600	42,748	68,424	United States	0.4%

Consumer Finance

Mastercard, Class A	300	74,596	90,267	United States	0.6%

Visa	900	138,794	175,716	United States	1.0%

		213,390	265,983		1.6%

Institutional Brokerage

Virtu Financial	12,000	213,284	286,200	United States	1.7%

Investment Management

BlackRock	400	179,467	211,456	United States	1.2%

P&C Insurance

Chubb	1,700	225,578	207,298	Switzerland	1.2%

		874,467	1,039,361		6.1%

Health Care

Biotech

Amgen	1,100	179,932	252,670	United States	1.5%

Large Pharma

Bristol-Myers Squibb	4,300	226,998	256,796	United States	1.5%

GlaxoSmithKline ADR	5,000	209,032	209,600	United Kingdom	1.2%

Johnson & Johnson	1,800	168,551	267,750	United States	1.6%

Novartis ADR	2,300	199,722	201,089	Switzerland	1.2%

Novo Nordisk ADR	2,450	81,372	161,553	Denmark	0.9%

Pfizer	5,500	187,996	210,045	United States	1.2%

		1,073,671	1,306,833		7.6%

Medical Devices

Abbott Laboratories	2,700	97,630	256,284	United States	1.5%

Medical Equipment

Koninklijke Philips	3,800	137,793	172,748	Netherlands	1.0%

		1,489,026	1,988,535		11.6%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	19

Sextant Core Fund

Schedule of Investments					As of May 31, 2020

Common Stocks – 61.6%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Industrials

Aircraft & Parts

L3Harris Technologies	800	$170,296	$159,560	United States	0.9%

Raytheon Technologies	1,500	103,300	96,780	United States	0.6%

		273,596	256,340		1.5%

Commercial & Residential Building Equipment & Systems

Honeywell International	1,200	85,271	175,020	United States	1.0%

Johnson Controls International	5,550	210,386	174,326	United States	1.0%

Otis Worldwide	750	57,533	39,487	United States	0.3%

		353,190	388,833		2.3%

Flow Control Equipment

Parker Hannifin	1,050	121,236	188,969	United States	1.1%

Industrial Distribution & Rental

Fastenal	2,800	64,603	115,528	United States	0.6%

Rail Freight

Canadian National Railway	2,000	86,366	172,080	Canada	1.0%

Kansas City Southern Industries	1,200	145,800	180,624	United States	1.1%

		232,166	352,704		2.1%

		1,044,791	1,302,374		7.6%

Materials

Basic & Diversified Chemicals

Linde	1,000	102,982	202,340	Ireland	1.2%

Precious Metal Mining

Barrick Gold	10,000	181,454	240,000	Canada	1.4%

Newmont Mining	4,000	162,593	233,880	United States	1.4%

		344,047	473,880		2.8%

Specialty Chemicals

PPG Industries	700	74,662	71,169	United States	0.4%

RPM International	1,400	44,141	104,692	United States	0.6%

		118,803	175,861		1.0%

		565,832	852,081		5.0%

Technology

Application Software

Open Text US	3,900	146,122	162,006	Canada	0.9%

Communications Equipment

Apple	600	56,454	190,764	United States	1.1%

Consumer Electronics

Nintendo ADR	1,600	78,824	81,344	United States	0.5%

Infrastructure Software

Microsoft	1,000	126,084	183,250	United States	1.0%

Oracle	3,100	124,402	166,687	United States	1.0%

		250,486	349,937		2.0%

Continued on next page.

20	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Schedule of Investments					As of May 31, 2020

Common Stocks – 61.6%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Technology (continued)

IT Services

Amdocs Limited	3,000	$196,205	$186,780	United States	1.1%

Semiconductor Devices

Infineon Technologies ADR	3,275	59,576	69,397	Germany	0.4%

Intel	2,000	70,360	125,860	United States	0.7%

Microchip Technology	600	44,621	57,612	United States	0.4%

Micron Technology[2]	2,800	122,340	134,148	United States	0.8%

NXP Semiconductors	600	43,722	57,660	Netherlands	0.3%

Qualcomm	1,500	85,744	121,320	United States	0.7%

Xilinx	1,600	119,983	147,120	United States	0.9%

		546,346	713,117		4.2%

		1,274,437	1,683,948		9.8%

Utilities

Integrated Utilities

Dominion Energy	2,800	212,366	238,028	United States	1.4%

Duke Energy	2,600	229,507	222,638	United States	1.3%

NextEra Energy	1,000	72,153	255,560	United States	1.5%

		514,026	716,226		4.2%

		514,026	716,226		4.2%

Total Common Stocks		$8,287,728	$10,551,342		61.6%

Corporate Bonds – 17.4%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Communications

Bellsouth Capital Funding	7.875% due 02/15/2030	$150,000	$193,465	1.1%

			193,465	1.1%

Consumer Discretionary

Lowe’s	4.25% due 09/15/2044	250,000	292,123	1.7%

Stanford University	4.013% due 05/01/2042	100,000	126,829	0.7%

			418,952	2.4%

Financials

General Electric Capital	5.35% due 04/15/2022	101,000	105,429	0.7%

Welltower	4.25% due 04/15/2028	350,000	365,106	2.1%

			470,535	2.8%

Health Care

Becton Dickinson	3.125% due 11/08/2021	100,000	103,035	0.6%

Cardinal Health	3.50% due 11/15/2024	155,000	165,882	1.0%

Celgene	2.875% due 08/15/2020	140,000	140,541	0.8%

Gilead Sciences	3.70% due 04/01/2024	250,000	277,003	1.6%

			686,461	4.0%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	21

Sextant Core Fund

Schedule of Investments				As of May 31, 2020

Corporate Bonds – 17.4%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Industrials

Legrand France Yankee	8.50% due 02/15/2025	$170,000	$227,383	1.4%

Union Pacific	3.375% due 02/01/2035	250,000	279,957	1.6%

			507,340	3.0%

Technology

Cisco Systems	2.90% due 03/04/2021	100,000	101,846	0.6%

Qualcomm	3.25% due 05/20/2027	220,000	244,931	1.4%

			346,777	2.0%

Utilities

PacifiCorp	6.00% due 01/15/2039	250,000	352,207	2.1%

			352,207	2.1%

Total Corporate Bonds			$2,975,737	17.4%

Government Bonds – 12.6%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

United States Treasury Bonds

United States Treasury Bond	6.25% due 08/15/2023	$438,000	$522,914	3.1%

United States Treasury Bond	4.50% due 02/15/2036	137,000	210,038	1.2%

United States Treasury Bond	3.625% due 02/15/2044	155,000	226,960	1.3%

			959,912	5.6%

United States Treasury Notes

United States Treasury Note	1.50% due 06/15/2020	150,000	150,080	0.9%

United States Treasury Note	2.75% due 11/15/2023	350,000	380,557	2.2%

United States Treasury Note	2.00% due 05/31/2024	80,000	85,568	0.5%

United States Treasury Note	2.125% due 08/31/2020	204,000	205,006	1.2%

United States Treasury Note	2.00% due 11/30/2022	250,000	261,318	1.5%

United States Treasury Note	1.625% due 04/30/2023	106,000	110,414	0.7%

			1,192,943	7.0%

Total Government Bonds			$2,152,855	12.6%

Continued on next page.

22	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Schedule of Investments				As of May 31, 2020

Municipal Bonds – 2.6%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Lake Washington SD 414 WA BAB	4.906% due 12/01/2027	$100,000	$100,000	0.6%

Skagit SD #1	4.613% due 12/01/2022	100,000	102,972	0.6%

			202,972	1.2%

State Education

New York City Housing Dev	2.65% due 05/01/2021	100,000	101,079	0.6%

			101,079	0.6%

Utility Networks

Tacoma WA Elec Sys Revenue	5.966% due 01/01/2035	100,000	135,422	0.8%

			135,422	0.8%

Total Municipal Bonds			$439,473	2.6%

Total investments	(Cost is $13,411,020)		$16,119,407	94.2%

Other assets (net of liabilities)			983,934	5.8%

Total net assets			$17,103,341	100.0%

[1]	Country of domicile
[2]	Non-income producing security

ADR: American Depositary Receipt

Bond Quality Diversification

% of Total Net Assets

Rated “AAA”	13.9%	∎
Rated “AA+”	1.2%	∎
Rated “AA”	0.8%	∎
Rated “AA-”	0.6%	∎
Rated “A+”	2.9%	∎
Rated “A”	1.6%	∎
Rated “A-”	4.4%	∎
Rated “BBB+”	4.5%	∎

Rated “BBB”	2.7%	∎

Equity	61.6%	∎

Other assets (net of liabilities)	5.8%	∎

Credit ratings are the lesser of S&P Global Ratings or Moody’s Investors Service. If neither S&P nor Moody’s rate a particular security, that security is categorized as not rated (except for US Treasury securities and securities issued or backed by US agencies which inherit the credit rating for the US government). Ratings range from AAA (highest) to D (lowest). Bonds rated BBB or above are considered investment grade. Credit ratings BB and below are lower-rated securities (junk bonds). Ratings apply to the creditworthiness of the issuers of the underlying securities and not the Fund or its shares. Ratings may be subject to change.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	23

Sextant Core Fund

Statement of Assets and Liabilities

As of May 31, 2020

Assets

Investments in securities, at value (Cost $13,411,020)	$16,119,407

Cash	890,035

Dividends and interest receivable	82,617

Receivable for Fund shares sold	19,831

Other assets	6,893

Total assets	17,118,783

Liabilities

Accrued advisory fees	7,021

Accrued audit expenses	2,284

Accrued legal expenses	1,809

Accrued retirement plan custody fee	1,650

Accrued Chief Compliance Officer expenses	1,011

Accrued printing fees	712

Accrued miscellaneous operating expenses	711

Accrued trustee expenses	198

Accrued postage	46

Total liabilities	15,442

Net assets	$17,103,341

Analysis of net assets

Paid-in capital (unlimited shares authorized, without par value)	$14,572,132

Total distributable earnings	2,531,209

Net assets applicable to Fund shares outstanding	$17,103,341

Fund shares outstanding	1,277,162

Net asset value, offering, and redemption price per share	$13.39

Statement of Operations

Period ended May 31, 2020

Investment income

Dividend Income (net of foreign tax of $7,071)	$119,591

Interest income	85,580

Miscellaneous income	55

Total investment income	205,226

Expenses

Investment advisory fees	51,885

Filing and registration fees	10,746

Audit fees	6,985

Legal fees	3,379

Retirement plan custodial fees	2,144

Chief Compliance Officer expenses	1,746

Trustee fees	1,643

Printing and postage fees	1,269

Other operating expenses	1,147

Custodian fees	340

Total gross expenses	81,284

Less custodian fee credits	(340)

Net expenses	80,944

Net investment income	$124,282

Net realized loss from investments and foreign currency	$(296,255)

Net increase in unrealized appreciation on investments and foreign currency	26,771

Net loss on investments	$(269,484)

Net decrease in net assets resulting from operations	$(145,202)

24	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Core Fund

Statements of Changes in Net Assets	Period ended May 31, 2020	Year ended Nov. 30, 2019

Increase in net assets from operations

From operations

Net investment income	$124,282	$240,511

Net realized gain (loss) on investment	(296,255)	755,524

Net increase in unrealized appreciation	26,771	858,747

Net increase (decrease) in net assets	(145,202)	1,854,782

Distributions to shareowners	(973,278)	(179,880)

Capital share transactions

Proceeds from sales of shares	1,918,685	3,901,597

Value of shares issued in reinvestment of dividends	971,268	179,880

Cost of shares redeemed	(1,542,796)	(1,733,010)

Total capital share transactions	1,347,157	2,348,467

Total increase in net assets	228,677	4,023,369

Net assets

Beginning of period	16,874,664	12,851,295

End of period	$17,103,341	$16,874,664

Shares of the Fund sold and redeemed

Number of shares sold	150,118	292,063

Number of shares issued in reinvestment of dividends	71,051	14,891

Number of shares redeemed	(122,852)	(129,374)

Net increase in number of shares outstanding	98,317	177,580

Financial Highlights	For period ended		For year ended November 30,

Selected data per share of outstanding capital stock throughout each period:	May 31, 2020	2019	2018	2017	2016	2015

Net asset value at beginning of period	$14.31	$12.84	$12.99	$11.45	$11.25	$12.43

Income from investment operations

Net investment income	0.09	0.19	0.18	0.16	0.18	0.18

Net gains (losses) on securities (both realized & unrealized)	(0.19)	1.45	(0.16)	1.55	0.02	(0.72)

Total from investment operations	(0.10)	1.64	0.02	1.71	0.20	(0.54)

Less distributions

Dividends (from net investment income)	(0.20)	(0.17)	(0.17)	(0.17)	-	(0.18)

Distributions (from capital gains)	(0.62)	-	-	-	-	(0.46)

Total distributions	(0.82)	(0.17)	(0.17)	(0.17)	-	(0.64)

Net asset value at end of period	$13.39	$14.31	$12.84	$12.99	$11.45	$11.25

Total return	-0.80%	13.04%	0.16%	15.15%	1.78%	(4.38)%

Ratios / supplemental data

Net assets ($000), end of period	$17,103	$16,875	$12,851	$12,980	$8,563	$8,435

Ratio of expenses to average net assets

Before custodian fee credits	0.98%	0.90%	0.88%	0.84%	1.05%	1.02%

After custodian fee credits	0.97%	0.90%	0.87%	0.83%	1.04%	1.01%

Ratio of net investment income after custodian fee credits to average net assets	1.50%	1.63%	1.41%	1.52%	1.52%	1.44%

Portfolio turnover rate	9%	28%	30%	34%	39%	24%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	25

Sextant Global High Income Fund

Performance Summary

Average Annual Total Returns as of May 31, 2020

	1 Year	5 Year	10 Year	Expense Ratio[1]

Sextant Global High Income Fund[2]	-5.28%	3.23%	n/a	1.11%

S&P Global 1200 Index	6.86%	6.44%	9.76%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 30, 2012 (the Fund’s inception), to an identical amount invested in the S&P Global 1200 Index, a global stock market index covering nearly 70% of the world’s equity markets. The graph shows that an investment in the Fund would have risen to $13,553 versus $19,954 in the S&P Global 1200 Index and $14,916 in the Bloomberg Barclays Global High Yield Corporate Index.

Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

[1]

By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus, which is dated March 27, 2020, and incorporates results for the fiscal year ended November 30, 2019, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.75%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

[2]	The Sextant Global High Income Fund began operations on March 30, 2012.

Fund Objective

The objective of the Global High Income Fund is high income, with a secondary objective of capital preservation.

Portfolio Diversification

	% of Total Net Assets

Sectors	Equity	Fixed Income

Financials	8.0%	10.1%

Communications	8.0%	6.4%

Government Bonds	0.0%	10.6%

Energy	6.2%	1.6%

Materials	5.8%	1.7%

Technology	4.7%	1.3%

Health Care	5.1%	0.0%

Industrials	1.4%	3.1%

Consumer Discretionary	0.0%	3.0%

Consumer Staples	0.0%	2.7%

Municipal Bonds	0.0%	2.5%

Total	39.2%	43.0%

Top 10 Holdings

% of Total Net Assets

Mexico Bonos Desarrollo (6.50% due 06/10/2021)	4.7%

Virtu Financial	3.6%

Jefferies Group (5.125% due 01/20/2023)	3.2%

Netflix (4.375% due 11/15/2026)	3.2%

T-Mobile (6.50% due 01/15/2026)	3.2%

Burlington Northern Santa Fe (5.05% due 03/01/2041)	3.1%

BHP Biliton ADR	3.1%

Equinor ADR	3.0%

Orange ADR	2.9%

Cisco Systems	2.9%

Asset Allocation

% of Total Net Assets

Equity Securities	39.2%	∎
Fixed Income Securities	43.0%	∎
Other assets (net of liabilities)	17.8%	∎

26	May 31, 2020	Semi-Annual Report

Sextant Global High Income Fund

Schedule of Investments					As of May 31, 2020

Common Stocks – 39.2%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Communications

Telecom Carriers

AT&T	7,500	$229,195	$231,450	United States	2.8%

Orange ADR	20,000	270,393	240,400	France	2.9%

SK Telecom ADR	10,000	167,682	192,500	Korea	2.3%

		667,270	664,350		8.0%

Energy

Exploration & Production

Goodrich Petroleum[2]	200	—	1,608	United States	0.0%(3)

Integrated Oils

Equinor ADR	17,000	267,535	248,030	Norway	3.0%

Royal Dutch Shell ADR, Class A	3,800	241,426	121,410	Netherlands	1.5%

Total ADR	3,800	202,606	142,804	France	1.7%

		711,567	512,244		6.2%

		711,567	513,852		6.2%

Financials

Banks

Skandinaviska Enskilda Banken, Class A	25,000	233,632	217,648	Sweden	2.6%

Institutional Brokerage

Virtu Financial	12,500	199,625	298,125	United States	3.6%

Investment Companies

ICAHN Enterprises Depositary Unit	3,000	159,646	149,790	United States	1.8%

		592,903	665,563		8.0%

Health Care

Large Pharma

GlaxoSmithKline ADR	5,000	216,373	209,600	United Kingdom	2.5%

Novartis ADR	2,500	141,271	218,575	Switzerland	2.6%

		357,644	428,175		5.1%

Industrials

Infrastructure Construction

Hopewell Highway Infrastructure	325,000	168,010	113,536	Hong Kong	1.4%

		168,010	113,536		1.4%

Materials

Base Metals

South 32 ADR	35,000	217,441	220,150	Australia	2.7%

Steel Raw Material Suppliers

BHP Biliton ADR	5,500	209,119	259,050	Australia	3.1%

		426,560	479,200		5.8%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	27

Sextant Global High Income Fund

Schedule of Investments					As of May 31, 2020

Common Stocks – 39.2%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Technology

Communications Equipment

Cisco Systems	5,000	$179,892	$239,100	United States	2.9%

Infrastructure Software

Micro Focus International	30,000	223,049	147,000	United Kingdom	1.8%

		402,941	386,100		4.7%

Total Common Stock		$3,326,895	$3,250,776		39.2%

Corporate Bonds –29.9%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Communications

Netflix	4.375% due 11/15/2026	$250,000	$265,408	United States	3.2%

T-Mobile	6.50% due 01/15/2026	250,000	263,825	United States	3.2%

			529,233		6.4%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	150,375	United States	1.8%

GAP	5.95% due 04/12/2021	100,000	103,400	United States	1.2%

			253,775		3.0%

Consumer Staples

Grupo Bimbo	4.875% due 06/27/2044	200,000	221,204	Mexico	2.7%

			221,204		2.7%

Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	50,750	Brazil	0.6%

Petrobras International Finance	6.75% due 01/27/2041	80,000	80,368	Brazil	1.0%

			131,118		1.6%

Financials

Canadian Imperial Bank	3.42% due 01/26/2026	CAD 250,000	183,448	Canada	2.2%

Jefferies Group	5.125% due 01/20/2023	250,000	268,983	United States	3.2%

Lincoln National (3 month LIBOR plus 2.04%)[4]	6.05% due 04/20/2067	250,000	168,525	United States	2.1%

Royal Bank of Scotland	6.125% due 12/15/2022	200,000	215,858	United Kingdom	2.6%

			836,814		10.1%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	260,372	United States	3.1%

			260,372		3.1%

Continued on next page.

28	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Global High Income Fund

Schedule of Investments					As of May 31, 2020

Corporate Bonds – 29.9%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Materials

Allegheny Technologies	7.875% due 08/15/2023	$150,000	$137,955	United States	1.7%

			137,955		1.7%

Technology

Hewlett Packard	4.65% due 12/09/2021	100,000	105,029	United States	1.3%

			105,029		1.3%

Total Corporate Bonds			$2,475,500		29.9%

Government Bonds – 10.6%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$125,000	$145,644	Colombia	1.8%

Federal Republic of Brazil	12.50% due 01/05/2022	BRL 500,000	104,464	Brazil	1.2%

Federal Republic of Brazil	8.50% due 01/05/2024	BRL 750,000	147,574	Brazil	1.8%

Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 8,500,000	388,387	Mexico	4.7%

Republic of Argentina – Global Bond	7.50% due 04/22/2026	250,000	95,627	Argentina	1.1%

			881,696		10.6%

Total Government Bonds			$881,696		10.6%

Municipal Bonds – 2.5%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Real Estate

Colony TX NFM Sales Tax Revenue	7.00% due 10/01/2027	$100,000	$102,224	United States	1.2%

Colony TX NFM Sales Tax Revenue	7.25% due 10/01/2033	50,000	51,112	United States	0.6%

Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	50,000	54,291	United States	0.7%

			207,627		2.5%

Total Municipal Bonds			$207,627		2.5%

Warrants – 0.0%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Energy

Exploration & Production

Goodrich Petroleum Warrants[2]	1,707	$-	$-	United States	0.0%

			$-		0.0%

Total investments	(Cost is $7,209,042)		$6,815,599		82.2%

Other assets (net of liabilities)			1,472,694		17.8%

Total net assets			$8,288,293		100.0%

[1]	Country of domicile
[2]	Non-income producing
[3]	Amount is less than 0.05%
[4]	Variable Rate Security The interest rate represents the rate in effect at May 31, 2020, and resets periodically based on the parenthetically disclosed reference rate and spread

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	29

Sextant Global High Income Fund

Schedule of Investments	As of May 31, 2020

Countries

Weightings shown are a percentage of total net assets.

Bond Quality Diversification

% of Total Net Assets

Rated “A+”	3.1%	∎
Rated “BBB+”	4.7%	∎
Rated “BBB”	11.4%	∎
Rated “BBB-”	1.8%	∎
Rated “BB+”	2.6%	∎
Rated “BB”	6.2%	∎
Rated “BB-”	7.9%	∎
Rated “B”	1.7%	∎
Rated “CC”	1.2%	∎
Not rated	2.5%	∎
Equity	39.2%	∎
Other assets (net of liabilities)	17.8%	∎

Credit ratings are the lesser of S&P Global Ratings or Moody’s Investors Service. If neither S&P nor Moody’s rate a particular security, that security is categorized as not rated (except for US Treasury securities and securities issued or backed by US agencies which inherit the credit rating for the US government). Ratings range from AAA (highest) to D (lowest). Bonds rated BBB or above are considered investment grade. Credit ratings BB and below are lower-rated securities (junk bonds). Ratings apply to the creditworthiness of the issuers of the underlying securities and not the Fund or its shares. Ratings may be subject to change.

30	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Global High Income Fund

Statement of Assets and Liabilities
As of May 31, 2020

Assets

Investments in securities, at value (Cost $7,209,042)	$6,815,599

Cash	1,360,255

Dividends and interest receivable	100,572

Other assets	17,028

Receivable for Fund shares sold	1,495

Total assets	8,294,949

Liabilities

Accrued advisory fees	2,351

Accrued retirement plan custody fee	959

Accrued printing fees	815

Accrued trustee expenses	814

Accrued Chief Compliance Officer expenses	628

Accrued audit expenses	625

Accrued postage	310

Accrued other operating expenses	154

Total liabilities	6,656

Net assets	$8,288,293

Analysis of net assets

Paid-in capital (unlimited shares authorized, without par value)	$8,973,120

Total distributable earnings	(684,827)

Net assets applicable to Fund shares outstanding	$8,288,293

Fund shares outstanding	864,926

Net asset value, offering and redemption price per share	$9.58

Statement of Operations

Period ended May 31, 2020

Investment income

Interest income	$108,907

Dividend Income (net of foreign tax of ($7,462))	75,105

Miscellaneous income	9

Total investment income	184,021

Expenses

Investment advisory fees	13,667

Filing and registration fees	4,925

Audit fees	1,669

Trustee fees	1,425

Retirement plan custodial fees	1,323

Chief Compliance Officer expenses	1,057

Printing and postage fees	992

Other expenses	582

Legal fees	512

Custodian fees	310

Total gross expenses	26,462

Less adviser fees waived	(1,314)

Less custodian fee credits	(310)

Net expenses	24,838

Net investment income	$159,183

Net realized loss from investments and foreign currency	$(451,472)

Net decrease in unrealized appreciation on investments and foreign currency	(611,325)

Net loss on investments	$(1,062,797)

Net decrease in net assets resulting from operations	$(903,614)

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	31

Sextant Global High Income Fund

Statements of Changes in Net Assets	Period ended May 31, 2020	Year ended Nov. 30, 2019

Increase (decrease) in net assets from operations

From operations

Net investment income	$159,183	$360,411

Net realized gain (loss) on investment	(451,472)	470,083

Net decrease in unrealized appreciation	(611,325)	(183,400)

Net increase (decrease) in net assets	(903,614)	647,094

Distributions to shareowners	(795,251)	(311,447)

Capital share transactions

Proceeds from sales of shares	252,061	1,877,127

Value of shares issued in reinvestment of dividends	778,163	305,590

Cost of shares redeemed	(936,464)	(1,452,378)

Total capital shares transactions	93,760	730,339

Total increase (decrease) in net assets	(1,605,105)	1,065,986

Net assets

Beginning of period	9,893,398	8,827,412

End of period	$8,288,293	$9,893,398

Shares of the Fund sold and redeemed

Number of shares sold	25,642	168,864

Number of shares issued in reinvestment of dividends	72,725	29,440

Number of shares redeemed	(99,441)	(130,029)

Net increase (decrease) in number of shares outstanding	(1,074)	68,275

Financial Highlights	For period ended	For Year ended November 30,

Selected data per share of outstanding capital stock throughout each period:	May 31, 2020	2019	2018	2017	2016	2015

Net asset value at beginning of period	$11.42	$11.07	$11.12	$10.11	$8.89	$10.57

Income from investment operations

Net investment income	0.18	0.42	0.40	0.35	0.45	0.52

Net gains (losses) on securities (both realized and unrealized)	(1.10)	0.32	(0.15)	1.11	0.77	(1.68)

Total from investment operations	(0.92)	0.74	0.25	1.46	1.22	(1.16)

Less distributions

Dividends (from net investment income)	(0.40)	(0.39)	(0.30)	(0.45)	-	(0.52)

Distribution (from capital gains)	(0.52)	-	-	-	-	-

Total distributions	(0.92)	(0.39)	(0.30)	(0.45)	-	(0.52)

Net asset value at end of period	$9.58	$11.42	$11.07	$11.12	$10.11	$8.89

Total returnA	-8.93%	7.06%	2.31%	15.01%	13.72%	(11.01)%

Ratios / supplemental data

Net assets ($000), end of period	$8,288	$9,893	$8,827	$9,373	$7,570	$6,952

Ratio of expenses to average net assets

Before fee waiversB	0.59%	1.11%	0.97%	1.18%	1.17%	1.06%

After fee waiversB	0.56%	0.76%	0.75%	0.83%	0.91%	0.90%

After fee waivers and custodian fee creditsB	0.55%	0.75%	0.75%	0.82%	0.90%	0.89%

Ratio of net investment income after fee waivers and custodian fee credits to average net assetsB	3.53%	3.72%	3.43%	3.34%	4.78%	4.87%

Portfolio turnover rateA	19%	33%	10%	8%	26%	40%

A	Not annualized for periods of less than one year
B	Annualized for periods of less than one year

32	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Growth Fund

Performance Summary

Average Annual Total Returns as of May 31, 2020

	1 Year	5 Year	10 Year	Expense Ratio[1]

Sextant Growth Fund Investor Shares (SSGFX)	23.08%	10.33%	11.75%	1.20%

Sextant Growth Fund Z Shares (SGZFX)[2]	23.39%	n/a	n/a	0.90%

S&P 500 Index	12.84%	9.85%	13.14%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on November 30, 2009, to an identical amount invested in the S&P 500 Index, an index comprised of 500 widely held common stocks considered to be representative of the US stock market in general. The graph shows that an investment in the Investor Shares of the Fund would have risen to $30,373 versus $34,408 in the index.

Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

[1]

By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus, which is dated March 27, 2020, and incorporates results for the fiscal year ended November 30, 2019. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

[2]	Sextant Growth Fund Z Shares (SGZFX) began operations June 2, 2017.

Fund Objective

The objective of the Growth Fund is long-term capital growth.

Top 10 Holdings

% of Total Net Assets

Amazon.com	7.9%

Adobe	7.6%

Microsoft	7.3%

Apple	6.7%

Mastercard, Class A	5.7%

Alphabet, Class A	4.8%

Abbott Laboratories	4.2%

Fidelity National Information	3.3%

Costco Wholesale	3.2%

Lowe’s	3.1%

Portfolio Diversification

% of Total Net Assets

Application Software	13.3%	∎
Consumer Finance	10.9%	∎
Infrastructure Software	9.7%	∎
Medical Devices	8.1%	∎
E-Commerce Discretionary	7.9%	∎
Communications Equipment	6.7%	∎
Home Products Stores	5.2%	∎
Internet Media	4.8%	∎
Semiconductor Devices	4.6%	∎
Restaurants	3.9%	∎
Large Pharma	3.7%	∎
Specialty Apparel Stores	3.6%	∎
Industries < 3.5%	15.5%	∎
Other Assets (net of liabilities)	2.1%	∎

Semi-Annual Report	May 31, 2020	33

Sextant Growth Fund

Schedule of Investments				As of May 31, 2020

Common Stock – 97.9%	Number of Shares	Cost	Market Value	Percentage of Assets

Communications

Internet Media

Alphabet, Class A1	1,584	$898,428	$2,270,696	4.8%

		898,428	2,270,696	4.8%

Consumer Discretionary

Apparel, Footwear & Accessory Design

Nike, Class B	10,276	528,776	1,013,008	2.1%

E-Commerce Discretionary

Amazon.com[1]	1,529	278,191	3,734,384	7.9%

Home Improvement

Stanley Black & Decker	8,684	795,475	1,089,408	2.3%

Home Products Stores

Home Depot	4,000	451,717	993,920	2.1%

Lowe’s	11,200	794,834	1,459,920	3.1%

		1,246,551	2,453,840	5.2%

Other Commercial Services

Ecolab	6,243	704,507	1,327,137	2.8%

Restaurants

Domino’s Pizza	1,800	588,465	694,512	1.5%

Starbucks	14,674	610,056	1,144,425	2.4%

		1,198,521	1,838,937	3.9%

Specialty Apparel Stores

Ross Stores	11,600	742,560	1,124,736	2.4%

TJX Companies	11,078	330,471	584,475	1.2%

		1,073,031	1,709,211	3.6%

		5,825,052	13,165,925	27.8%

Consumer Staples

Mass Merchants

Costco Wholesale	4,883	599,638	1,506,259	3.2%

		599,638	1,506,259	3.2%

Financials

Consumer Finance

Fidelity National Information Services	11,144	872,896	1,547,122	3.3%

Mastercard, Class A	8,914	806,924	2,682,133	5.7%

Visa	4,800	980,655	937,152	1.9%

		2,660,475	5,166,407	10.9%

Continued on next page.

34	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Growth Fund

Schedule of Investments				As of May 31, 2020

Common Stock – 97.9%	Number of Shares	Cost	Market Value	Percentage of Assets

Financials (continued)

Institutional Brokerage

Virtu Financial	25,000	$469,843	$596,250	1.3%

		3,130,318	5,762,657	12.2%

Health Care

Large Pharma

Bristol-Myers Squibb	15,600	722,501	931,632	2.0%

Merck & Co	10,000	690,578	807,200	1.7%

		1,413,079	1,738,832	3.7%

Medical Devices

Abbott Laboratories	20,799	646,854	1,974,241	4.2%

Edwards Lifesciences[1]	5,700	546,521	1,280,904	2.7%

Stryker	3,000	374,100	587,190	1.2%

		1,567,475	3,842,335	8.1%

		2,980,554	5,581,167	11.8%

Industrials

Measurement Instruments

Trimble[1]	12,000	415,876	469,440	1.0%

		415,876	469,440	1.0%

Materials

Specialty Chemicals

RPM International	18,000	737,644	1,346,040	2.8%

		737,644	1,346,040	2.8%

Technology

Application Software

Adobe[1]	9,300	92,094	3,595,380	7.6%

DocuSign[1]	8,500	658,445	1,187,790	2.5%

Electronic Arts[1]	4,000	468,793	491,520	1.0%

Take-Two Interactive Software[1]	7,500	797,765	1,021,275	2.2%

		2,017,097	6,295,965	13.3%

Communications Equipment

Apple	10,000	11,787	3,179,400	6.7%

Infrastructure Software

Microsoft	18,920	872,435	3,467,090	7.3%

Oracle	21,300	1,083,234	1,145,301	2.4%

		1,955,669	4,612,391	9.7%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	35

Sextant Growth Fund

Schedule of Investments				As of May 31, 2020

Common Stock – 97.9%	Number of Shares	Cost	Market Value	Percentage of Assets

Technology (continued)

Semiconductor Devices

Qualcomm	12,000	$805,753	$970,560	2.1%

Texas Instruments	3,600	386,981	427,464	0.9%

Xilinx	8,000	692,026	735,600	1.6%

		1,884,760	2,133,624	4.6%

		5,869,313	16,221,380	34.3%

Total investments		$20,456,823	$46,323,564	97.9%

Other assets (net of liabilities)			1,008,628	2.1%

Total net assets			$47,332,192	100.0%

[1]	Non-income producing security

36	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Growth Fund

Statement of Assets and Liabilities

As of May 31, 2020

Assets

Investments in securities, at value (Cost $20,456,823)	$46,323,564

Cash	1,013,979

Prepaid expenses	23,412

Dividends receivable	22,647

Receivable for Fund shares sold	7,108

Other assets	1,214

Total assets	47,391,924

Liabilities

Accrued advisory fees	19,217

Accrued printing fees	13,618

Accrued Chief Compliance Officer expenses	6,399

Accrued audit expenses	5,469

Accrued miscellaneous operating expenses	5,295

Accrued retirement plan custody fee	3,569

Accrued legal expenses	3,220

Accrued trustee expenses	1,153

Accrued insurance expenses	921

Accrued 12b-1 distribution fees	871

Total liabilities	59,732

Net assets	$47,332,192

Analysis of net assets

Paid-in capital (unlimited shares authorized, without par value)	$21,676,399

Total distributable earnings	25,655,793

Net assets applicable to Fund shares outstanding	$47,332,192

Net asset value per Investor Share	SSGFX

Net assets, at value	$4,284,456

Shares outstanding	126,169

Net asset value, offering and redemption price per share	$33.96

Net asset value per Z Share	SGZFX

Net assets, at value	$43,047,736

Shares outstanding	1,271,667

Net asset value, offering and redemption price per share	$33.85

Statement of Operations

Period ended May 31, 2020

Investment income

Dividend income	$236,466

Total investment income	236,466

Expenses

Investment advisory fees	154,913

Audit fees	19,699

Printing and postage fees	15,693

Filing and registration fees	14,267

Legal fees	7,513

Other expenses	7,486

Chief Compliance Officer expenses	6,808

Distribution fees – Investor Shares	5,462

Trustee fees	4,989

Retirement plan custodial fees

Investor Shares	5

Z Shares	4,176

Custodian fees	924

Total gross expenses	241,935

Less custodian fee credits	(924)

Net expenses	241,011

Net investment loss	$(4,545)

Net realized loss from investments	$(206,420)

Net increase in unrealized appreciation on investments	2,537,120

Net gain on investments	$2,330,700

Net increase in net assets resulting from operations	$2,326,155

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	37

Sextant Growth Fund

Statements of Changes in Net Assets	Period ended May 31, 2020	Year ended Nov. 30, 2019

Increase in net assets from operations

From operations

Net investment income (loss)	$(4,545)	$80,770

Net realized gain (loss) on investment	(206,420)	1,280,957

Net increase in unrealized appreciation	2,537,120	6,878,691

Net increase in net assets	2,326,155	8,240,418

Distributions to shareowners

Net distribution to shareholders – Investor Shares	(130,452)	(169,455)

Net distribution to shareholders – Z Shares	(1,224,681)	(1,652,425)

Total distributions	(1,355,133)	(1,821,880)

Capital share transactions

Proceeds from sales of shares

Investor Shares	587,383	583,085

Z Shares	1,400,336	1,729,858

Value of shares issued in reinvestment of dividends

Investor Shares	100,384	128,694

Z Shares	1,198,196	1,612,686

Cost of shares redeemed

Investor Shares	(986,528)	(1,779,676)

Z Shares	(1,449,076)	(2,410,583)

Total capital share transactions	850,695	(135,936)

Total increase in net assets	1,821,717	6,282,602

Net assets

Beginning of period	45,510,475	39,227,873

End of period	$47,332,192	$45,510,475

Shares of the Fund sold and redeemed

Investor Shares (SSGFX)

Number of shares sold	22,608	18,789

Number of shares issued in reinvestment of dividends and distributions	3,043	5,181

Number of shares redeemed	(35,807)	(63,178)

Net decrease in number of shares outstanding	(10,156)	(39,208)

Z Shares (SGZFX)

Number of shares sold	45,270	59,073

Number of shares issued in reinvestment of dividends and distributions	36,475	65,291

Number of shares redeemed	(45,932)	(81,864)

Net increase in number of shares outstanding	35,813	42,500

38	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant Growth Fund: Financial Highlights

Investor Shares (SSGFX)	For period ended				For year ended November 30,

Selected data per share of outstanding capital stock throughout each period:	May 31, 2020		2019		2018		2017		2016	2015

Net asset value at beginning of year	$33.25		$28.70		$27.51		$22.52		$24.03	$26.36

Income from investment operations

Net investment income	(0.04	)A	(0.03	)A	0.07	A	0.15	A	0.11	0.03

Net gains (losses) on securities (both realized & unrealized)	1.69		5.86		2.53		4.93		(0.88)	(0.25)

Total from investment operations	1.65		5.83		2.60		5.08		(0.77)	(0.22)

Less distributions

Dividends (from net investment income)	(0.01)		(0.04)		(0.07)		(0.09)		(0.02)	(0.04)

Distributions (from capital gains)	(0.93)		(1.24)		(1.34)		-		(0.72)	(2.07)

Total distributions	(0.94)		(1.28)		(1.41)		(0.09)		(0.74)	(2.11)

Net asset value at end of period	$33.96		$33.25		$28.70		$27.51		$22.52	$24.03

Total returnB	5.05%		21.81%		9.95%		22.64%		(3.22)%	(0.87)%

Ratios / supplemental data

Net assets ($000), end of period	$4,284		$4,533		$5,037		$5,962		$34,561	$55,867

Ratio of expenses to average net assets

Before custodian fee creditsC	1.29%		1.20%		0.92%		0.76%		0.76%	0.90%

After custodian fee creditsC	1.28%		1.20%		0.92%		0.76%		0.76%	0.90%

Ratio of net investment income after custodian fee credits to average net assetsC	(0.23)%		(0.07)%		0.25%		0.60%		0.39%	0.13%

Portfolio turnover rateB	12%		10%		17%		18%		25%	68%

Z Shares (SGZFX)	For period ended		For year ended November 30,				Period ended

Selected data per share of outstanding capital stock throughout each period:	May 31, 2020		2019		2018		November 30, 2017	B

Net asset value at beginning of period	$33.16		$28.65		$27.50		$25.54

Income from investment operations

Net investment income	0.00	A,E	0.08	A	0.13	A	0.16	A

Net gains on securities (both realized & unrealized)	1.68		5.82		2.53		1.82

Total from investment operations	1.68		5.90		2.66		1.98

Less distributions

Dividends (from net investment income)	(0.06)		(0.15)		(0.17)		(0.02)

Distributions (from capital gains)	(0.93)		(1.24)		(1.34)		-

Total distributions	(0.99)		(1.39)		(1.51)		(0.02)

Net asset value at end of period	$33.85		$33.16		$28.65		$27.50

Total returnB	5.16%		22.22%		10.20%		7.73%	C

Ratios / supplemental data

Net assets ($000), end of period	$43,048		$40,978		$34,191		$32,017

Ratio of expenses to average net assets

Before custodian fee creditsC	1.06%		0.90%		0.70%		0.51%	D

After custodian fee creditsC	1.05%		0.90%		0.70%		0.51%	D

Ratio of net investment income after custodian fee credits to average net assetsC	0.00%	F	0.23%		0.47%		0.89%	D

Portfolio turnover rateB	12%		10%		17%		18%	C

A	Calculated using average shares outstanding
B	Not annualized for periods of less than one year
C	Annualized for periods of less than one year
D	Operations commenced on June 2, 2017
E	Amount is less than $0.005
F	Amount is less than 0.005%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	39

Sextant International Fund

Performance Summary

Average Annual Total Returns as of May 31, 2020

	1 Year	5 Year	10 Year	Expense Ratio[1]

Sextant International Fund Investor Shares (SSIFX)	-0.58%	5.46%	5.36%	1.07%

Sextant International Fund Z Shares (SIFZX)[2]	-0.35%	n/a	n/a	0.85%

MSCI EAFE Index	-2.40%	1.27%	5.73%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is unmanaged, and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in Investor Shares of the Fund on May 31, 2010, to an identical amount invested in the MSCI EAFE Index, an international index focused on Europe, Australasia, and the Far East. The graph shows that an investment in Investor Shares of the Fund would have risen to $16,852 versus $17,504 in the Index.

Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

[1]

By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus, which is dated March 27, 2020, and incorporates results for the fiscal year ended November 30, 2019. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

[2]	Sextant International Fund Z Shares (SIFZX) began operations June 2, 2017.

Fund Objective

The objective of the International Fund is long-term capital growth.

Top 10 Holdings

% of Total Net Assets

NICE Systems ADR	10.1%

Wolters Kluwer	9.7%

ASML Holding NY	8.0%

Dassault Systemes ADR	7.8%

MercadoLibre	5.8%

Novo Nordisk ADS	4.5%

Novartis ADS	3.9%

Unilever ADS	3.7%

Open Text Corp US	2.8%

BCE	2.8%

Portfolio Diversification

% of Total Net Assets

Application Software	22.9%	∎
Information Services	9.7%	∎
Large Pharma	8.4%	∎
Semiconductor Mfg	8.0%	∎
E-Commerce Discretionary	5.8%	∎
Telecom Carriers	5.1%	∎
Beverages	3.7%	∎
Household Products	3.7%	∎
Banks	3.6%	∎
Medical Equipment	3.3%	∎
Consumer Electronics	3.2%	∎
Industries < 3.0%	14.9%	∎
Other Assets (net of liabilities)	7.7%	∎

40	May 31, 2020	Semi-Annual Report

Sextant International Fund

Schedule of Investments					As of May 31, 2020

Common Stocks – 92.3%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Communications

Telecom Carriers

BCE	50,000	$1,164,294	$2,073,500	Canada	2.8%

Telus	100,000	710,476	1,736,000	Canada	2.3%

		1,874,770	3,809,500		5.1%

Consumer Discretionary

Automobiles

Subaru ADR	50,000	653,742	551,250	Japan	0.7%

E-Commerce Discretionary

MercadoLibre	5,000	414,670	4,258,350	Argentina	5.8%

Specialty Apparel Stores

Industria de Diseno Textil	40,000	1,234,791	1,116,443	Spain	1.5%

		2,303,203	5,926,043		8.0%

Consumer Staples

Beverages

Fomento Economico Mex ADR	29,805	1,606,668	2,018,097	Mexico	2.7%

Pernod Ricard ADR	25,000	855,905	783,250	France	1.0%

		2,462,573	2,801,347		3.7%

Household Products

Unilever ADR	50,000	1,315,509	2,702,500	United Kingdom	3.7%

		3,778,082	5,503,847		7.4%

Financials

Banks

Commerzbank ADR	160,000	928,679	617,600	Germany	0.9%

Toronto-Dominion Bank	47,500	1,234,658	2,033,000	Canada	2.7%

		2,163,337	2,650,600		3.6%

Diversified Banks

Mitsubishi UFJ Financial Group ADR	200,000	960,000	834,000	Japan	1.1%

		3,123,337	3,484,600		4.7%

Health Care

Biotech

CRISPR Therapeutics[2]	8,500	575,476	548,930	United States	0.7%

Large Pharma

Novartis ADR	33,000	1,488,815	2,885,190	Switzerland	3.9%

Novo Nordisk ADR	50,000	612,798	3,297,000	Denmark	4.5%

		2,101,613	6,182,190		8.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	41

Sextant International Fund

Schedule of Investments					As of May 31, 2020

Common Stocks – 92.3%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Health Care (continued)

Medical Equipment

Alcon[2]	15,000	$708,000	$953,100	Switzerland	1.3%

Koninklijke Philips	32,000	1,234,087	1,454,720	Netherlands	2.0%

		1,942,087	2,407,820		3.3%

		4,619,176	9,138,940		12.4%

Industrials

Marine Shipping

Frontline	90,000	926,107	821,700	Norway	1.1%

		926,107	821,700		1.1%

Materials

Agricultural Chemicals

Agnico-Eagle Mines	15,000	812,033	960,000	Canada	1.3%

Barrick Gold	25,000	600,586	600,000	Canada	0.8%

		1,412,619	1,560,000		2.1%

Steel Raw Material Suppliers

Rio Tinto ADR	35,000	1,890,443	1,887,200	United Kingdom	2.6%

		3,303,062	3,447,200		4.7%

Technology

Application Software

Dassault Systemes ADR	34,153	1,224,632	5,769,466	France	7.8%

NICE Systems ADR	40,000	1,468,919	7,445,600	Israel	10.1%

Open Text US	50,000	2,072,526	2,077,000	Canada	2.8%

SAP ADR	12,850	1,654,051	1,646,085	Germany	2.2%

		6,420,128	16,938,151		22.9%

Consumer Electronics

Nintendo	1,700	724,213	691,890	Japan	1.0%

Sony ADR	25,000	1,506,327	1,619,000	Japan	2.2%

		2,230,540	2,310,890		3.2%

Information Services

Wolters Kluwer	90,000	1,684,803	7,197,790	Netherlands	9.7%

IT Services

Accenture, Class A	9,250	1,709,475	1,864,985	Ireland	2.5%

Semiconductor Manufacturing

ASML	18,000	627,764	5,931,180	Netherlands	8.0%

		12,672,710	34,242,996		46.3%

Continued on next page.

42	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant International Fund

Schedule of Investments					As of May 31, 2020

Common Stocks – 92.3%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Utilities

Power Generation

Iberdrola	177,174	$1,776,330	$1,922,318	Spain	2.6%

		1,776,330	1,922,318		2.6%

Total investments		$34,376,777	$68,297,144		92.3%

Other assets (net of liabilities)			5,722,907		7.7%

Total net assets			$74,020,051		100.0%

[1]	Country of domicile
[2]	Non-income producing security

ADR: American Depositary Receipt

Countries

Weightings shown are a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	43

Sextant International Fund

Statement of Assets and Liabilities

As of May 31, 2020

Assets

Investments in securities, at value (Cost $34,376,777)	$68,297,144

Cash	5,450,426

Recoverable tax receivable	165,302

Receivable for Fund shares sold	129,558

Dividends and interest receivable	121,059

Prepaid expenses	35,576

Total assets	74,199,065

Liabilities

Payable for Fund shares redeemed	97,535

Accrued advisory fees	29,725

Accrued postage	13,907

Accrued 12b-1 distribution fees	10,212

Accrued other operating expenses	7,838

Accrued audit expenses	6,349

Accrued legal expenses	3,432

Accrued Chief Compliance Officer expenses	3,430

Accrued retirement plan custody fee	2,534

Accrued trustee expenses	2,321

Accrued printing fees	1,731

Total liabilities	179,014

Net assets	$74,020,051

Analysis of net assets

Paid-in capital (unlimited shares authorized, without par value)	$43,188,466

Total distributable earnings	30,831,585

Net assets applicable to Fund shares outstanding	$74,020,051

Net asset value per Investor Share	SSIFX

Net assets, at value	$50,582,605

Shares outstanding	3,033,943

Net asset value, offering and redemption price per share	$16.67

Net asset value per Z Share	SIFZX

Net assets, at value	$23,437,446

Shares outstanding	1,403,254

Net asset value, offering and redemption price per share	$16.70

Statement of Operations

Period ended May 31, 2020

Investment income

Dividend income (net of foreign tax ($97,306)	$715,652

Miscellaneous income	840

Total investment income	716,492

Expenses

Investment advisory fees	178,165

Distribution fees – Investor Shares	70,243

Audit fees	41,617

Printing and postage fees	22,827

Filing and registration fees	14,959

Legal fees	12,706

Trustee fees	11,615

Other operating expenses	10,830

Chief Compliance Officer expenses	9,848

Custodian fees	3,298

Retirement plan custodial fees

Investor Shares	5

Z Shares	2,797

Total gross expenses	378,910

Less custodian fee credits	(3,298)

Net expenses	375,612

Net investment income	$340,880

Net realized loss from investments and foreign currency	$(3,442,598	)A

Net decrease in unrealized appreciation on investments and foreign currency	(3,851,408)

Net loss on investments	$(7,294,006)

Net decrease in net assets resulting from operations	$(6,953,126)

A	Includes $85,084 in net realized gains from redemptions in-kind.

44	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Sextant International Fund

Statements of Changes in Net Assets	Period ended May 31, 2020	Year ended Nov. 30, 2019

Increase (decrease) in net assets from operations

From operations

Net investment income	$340,880	$608,351

Net realized gain (loss) on investment	(3,442,598)	2,790,326

Net increase (decrease) in unrealized appreciation	(3,851,408)	9,915,749

Net increase (decrease) in net assets	(6,953,126)	13,314,426

Distributions to shareowners

Net distribution to shareholders – Investor Shares	(2,232,061)	(2,929,551)

Net distribution to shareholders – Z Shares	(1,161,988)	(1,596,893)

Total distributions	(3,394,049)	(4,526,444)

Capital share transactions

Proceeds from sales of shares

Investor Shares	7,510,018	44,612,650

Z Shares	1,527,149	9,895,572

Value of shares issued in reinvestment of dividends

Investor Shares	2,197,723	2,886,627

Z Shares	1,125,526	1,555,608

Cost of shares redeemed

Investor Shares	(19,463,172)	(27,878,254)

Z Shares	(6,883,004)	(3,886,967)

Total capital share transactions	(13,985,760)	27,185,236

Total increase (decrease) in net assets	(24,332,935)	35,973,218

Net assets

Beginning of period	98,352,986	62,379,768

End of period	$74,020,051	$98,352,986

Shares of the Fund sold and redeemed

Investor Shares (SSIFX)

Number of shares sold	465,668	2,532,126

Number of shares issued in reinvestment of dividends and distributions	120,886	195,174

Number of shares redeemed	(1,196,183)	(1,561,321)

Net increase (decrease) in number of shares outstanding	(609,629)	1,165,979

Z Shares (SIFZX)

Number of shares sold	103,120	568,002

Number of shares issued in reinvestment of dividends and distributions	61,876	105,108

Number of shares redeemed	(431,335)	(229,953)

Net increase in number of shares outstanding	(266,339)	443,157

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	45

Sextant International Fund: Financial Highlights

Investor Shares (SSIFX)	For period ended		For year ended November 30,

Selected data per share of outstanding capital stock throughout each period:	May 31, 2020		2019		2018		2017		2016	2015

Net asset value at beginning of period	$18.50		$16.83		$17.98		$14.37		$14.35	$15.47

Income from investment operations

Net investment income	0.07	A	0.12	A	0.15	A	0.16	A	0.22	0.25

Net gains (losses) on securities (both realized and unrealized)	(1.24)		2.74		0.14		3.65		(0.15)	(1.11)

Total from investment operations	(1.17)		2.86		0.29		3.81		0.07	(0.86)

Less distributions

Dividends (from net investment income)	(0.11)		(0.15)		(0.17)		(0.20)		(0.05)	(0.25)

Distributions (from capital gains)	(0.55)		(1.04)		(1.27)		-		-	-

Distributions (from return of capital)	-		-		-		-		-	(0.01)

Total distributions	(0.66)		(1.19)		(1.44)		(0.20)		(0.05)	(0.26)

Net asset value at end of period	$16.67		$18.50		$16.83		$17.98		$14.37	$14.35

Total returnB	(6.61)%		18.82%		1.63%		26.76%		0.49%	(5.58)%

Ratios / supplemental data

Net assets ($000), end of period	$50,583		$67,390		$41,688		$46,321		$62,412	$78,296

Ratio of expenses to average net assets

Before custodian fee creditsC	0.98%		1.07%		1.05%		1.04%		1.00%	1.05%

After custodian fee creditsC	0.97%		1.06%		1.04%		1.04%		1.00%	1.04%

Ratio of net investment income after custodian fee credits to average net assetsC	0.77%		0.62%		0.89%		1.00%		1.36%	1.49%

Portfolio turnover rateB	5%		6%		2%		2%		0%	0%

Z Shares (SIFZX)	For period ended		For year ended November 30,				Period ended

Selected data per share of outstanding capital stock throughout each period:	May 31, 2020		2019		2018		November 30, 2017	B

Net asset value at beginning of period	$18.55		$16.87		$18.00		$16.55

Income from investment operations

Net investment income	0.08	A	0.19	A	0.19	A	0.13	A

Net gains on securities (both realized & unrealized)	(1.23)		2.72		0.14		1.41

Total from investment operations	(1.15)		2.91		0.33		1.54

Less distributions

Dividends (from net investment income)	(0.15)		(0.19)		(0.19)		(0.09)

Distributions (from capital gains)	(0.55)		(1.04)		(1.27)		-

Distributions (from return of capital)	-		-		-		-

Total distributions	(0.70)		(1.23)		(1.46)		(0.09)

Net asset value at end of period	$16.70		$18.55		$16.87		$18.00

Total returnB	(6.53)%		19.14%		1.83%		9.32%	C

Ratios / supplemental data

Net assets ($000), end of period	$23,437		$30,963		$20,692		$21,031

Ratio of expenses to average net assets

Before custodian fee creditsC	0.79%		0.85%		0.84%		0.79%	D

After custodian fee creditsC	0.78%		0.84%		0.82%		0.78%	D

Ratio of net investment income after custodian fee credits to average net assetsC	0.94%		0.91%		1.13%		0.53%	D

Portfolio turnover rateB	5%		6%		2%		2%	C

A	Calculated using average shares outstanding
B	Not annualized for periods of less than one year
C	Annualized for periods of less than one year
D	Operations commenced on June 2, 2017

46	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

NOTE 1 – Organization

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987. The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended. Nine portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund, Sextant Global High Income Fund, Sextant Growth Fund, Sextant International Fund (each, a “Fund”, and collectively, the “Funds”), Idaho Tax-Exempt Fund, Saturna Sustainable Equity Fund, and Saturna Sustainable Bond Fund. Idaho Tax-Exempt Fund, Saturna Sustainable Equity Fund, and Saturna Sustainable Bond Fund are offered through separate prospectuses, the results of which are contained in separate reports.

Sextant Growth Investor Shares (previously known as Idaho Limited Maturity Tax-Exempt Fund until October 12, 1990, then Northwest Growth Fund until September 28, 1995, when the investment objective of only Northwest stocks was changed) commenced operations as an equity fund on December 30, 1990. Sextant Growth Fund Z Shares began operations June 2, 2017. Sextant International Investor Shares began operations September 28, 1995 and Sextant International Fund Z Shares began operations on June 2, 2017. Sextant Short-Term Bond began operations September 28, 1995. Sextant Bond Income Fund (previously known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 1, 1993. Sextant Core Fund commenced operations March 30, 2007. Sextant Global High Income Fund commenced operations March 30, 2012.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.

Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:

•	Distribution fees;
•	Retirement plan custodial fees; and
•	Any applicable service fees.

Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.

Investment risks:

Growth, International, Core, Short-Term Bond, Bond Income, and Global High Income Funds: The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.

Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a Fund in foreign securities and those that are thinly traded, such as lower quality issuers and smaller companies, tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.

Growth and Core Funds: Smaller companies involve higher investment risks in that they often have limited product lines, markets, and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.

Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.

International, Core, Short-Term Bond, Bond Income, and Global High Income Funds: Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.

Core Fund: The Core Fund has the risks of growth stocks, foreign securities, credit, and interest rates — but these risks are mitigated by spreading its investments in both stocks and bonds, and by favoring income-producing securities and those of larger, more seasoned companies.

Short-Term Bond, Bond Income, Global High Income, and Core Funds: Bonds entail credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

Interest rate fluctuations affect bond prices and a Fund’s net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, a Fund’s yield also varies. Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

Global High Income Fund: Issuers of high-yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest, principal, and dividend payments as expected. The prices of high-yield securities generally fluctuate more than those of higher quality. High-yield securities are generally more illiquid (harder to sell) and harder to value.

The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issues specific to a particular sector or industry.

Semi-Annual Report	May 31, 2020	47

Notes to Financial Statements (continued)

NOTE 2 – Unaudited Information

The information in this interim report has not been subjected to independent audit.

NOTE 3 – Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in preparation of their financial statements.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers’ acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

Share valuation:

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is the offering and redemption price per share.

Fair value measurements:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 —

Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

48	May 31, 2020	Semi-Annual Report

Notes to Financial Statements (continued)

The following is a summary of the inputs used as of May 31, 2020, in valuing the Funds’ investments carried at value:

Funds	Level 1	Level 2	Level 3	Total

Short-Term Bond

Corporate Bonds[1]	$-	$8,209,660	$-	$8,209,660

Government Bonds[1]	$-	$2,357,891	$-	$2,357,891

Total	$-	$10,567,551	$-	$10,567,551

Bond Income

Corporate Bonds[1]	$-	$7,636,101	$-	$7,636,101

Government Bonds[1]	$-	$3,650,788	$-	$3,650,788

Municipal Bonds[1]	$-	$1,062,961	$-	$1,062,961

Total	$-	$12,349,850	$-	$12,349,850

Core

Common Stocks[1]	$10,551,342	$-	$-	$10,551,342

Corporate Bonds[1]	$-	$2,975,737	$-	$2,975,737

Government Bonds[1]	$-	$2,152,855	$-	$2,152,855

Municipal Bonds[1]	$-	$439,473	$-	$439,473

Total	$10,551,342	$5,568,065	$-	$16,119,407

Global High Income

Common Stocks

Communications	$664,350	$-	$-	$664,350

Energy	513,852	-	-	513,852

Financials	447,915	217,648	-	665,563

Health Care	428,175	-	-	428,175

Industrials	-	113,536	-	113,536

Materials	479,200	-	-	479,200

Technology	386,100	-	-	386,100

Total Common Stocks	$2,919,592	$331,184	$-	$3,250,776

Corporate Bonds[1]	$-	$2,475,500	$-	$2,475,500

Government Bonds[1]	$-	$881,696	$-	$881,696

Municipal Bonds[1]	$-	$207,627	$-	$207,627

Warrants[1]	$-	$-	$-	$-

Total	$2,919,592	$3,896,007	$-	$6,815,599

Growth

Common Stocks[1]	$46,323,564	$-	$-	$46,323,564

Total	$46,323,564	$-	$-	$46,323,564

International

Common Stocks

Communications	$3,809,500	$-		$3,809,500

Consumer Discretionary	4,809,600	1,116,443		5,926,043

Consumer Staples	5,503,847	-		5,503,847

Financials	3,484,600	-		3,484,600

Health Care	9,138,940	-		9,138,940

Industrial	821,700	-		821,700

Materials	3,447,200	-		3,447,200

Technology	26,353,316	7,889,680		34,242,996

Utilities	$-	$1,922,318		$1,922,318

Total	$57,368,703	$10,928,441	$-	$68,297,144

During the period ended May 31, 2020, no Fund had transfers between Level 1, Level 2 or Level 3.

1 See Schedule of Investments for industry breakout.

Semi-Annual Report	May 31, 2020	49

Notes to Financial Statements (continued)

Investment concentration:

The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial Instruments,” identifies these items as a concentration of credit risk. The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:

The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016 – 2018) or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as US federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of November 30, 2019, there were no reclassification of capital accounts.

Distributions to shareowners:

For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Sextant Core Fund, Sextant Global High Income Fund, Sextant Growth Fund, and Sextant International Fund, dividends to shareowners from net investment income are payable annually, typically by the end of the year. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign taxes:

Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

Other:

Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted over the lives of the respective securities. Dividends from equity securities are recorded as income on the ex-dividend date.

50	May 31, 2020	Semi-Annual Report

Notes to Financial Statements (continued)

NOTE 4 – Transactions with Affiliated Persons

Under contracts approved annually by the Trust’s independent trustees, Saturna Capital Corporation provides investment advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the adviser a base Investment Advisory and Administrative Services Fee of 0.50% of average net assets per annum, payable monthly for each of the Funds. In addition, the adviser has agreed to certain limits on other expenses, as described below.

The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index.

•

For each month in which the Fund’s total investment return (change in net asset value plus all distributions reinvested) for the one year period through that month outperforms or underperforms the total return of a specified index for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of .10% of the Fund’s average daily net assets for the preceding year.

•	If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of ..20%.

For the period ended May 31, 2020, due to the performance adjustment the Advisory Fee amounts charged or reduced in addition to the Base Fee were as follows:

	Base Fees	Performance Fee	Adviser Fee

Short-Term Bond	$26,938	$2,753	$29,691

Bond Income	$34,718	$(14,094)	$20,624

Core	$38,575	$13,310	$51,885

Global High Income	$24,963	$(11,296)	$13,667

Growth	$107,994	$46,919	$154,913

International	$251,473	$(73,308)	$178,165

The adviser has voluntarily undertaken to limit expenses through March 31, 2021 of Sextant Short-Term Bond Fund to 0.60%, Sextant Bond Income Fund to 0.65%, and Sextant Global High Income to 0.75%. For the period ended May 31, 2020, the advisory fees incurred were as follows:

	Adviser Fees	Adviser Fees Waived	Expense Reimbursement

Short-Term Bond	$29,691	$(29,226)	$-

Bond Income	$20,624	$(16,146)	$-

Core	$51,885	$-	$-

Global High Income	$13,667	$(1,314)	$-

Growth	$154,913	$-	$-

International	$178,165	$-	$-

In accordance with the expense limitation noted above, for thevperiod ended May 31, 2020, Saturna Capital waived a portion of the advisory fees of the Sextant Short-Term Bond Fund, Sextant Bond Income Fund, and Sextant Global High Income Fund. The adviser cannot recoup previously waived fees.

Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, The Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of 0.25% of the average net assets of the Funds. On June 2, 2017, 12b-1 fees were terminated for all Funds except Sextant Growth Investor Shares and Sextant International Investor Shares.

During the period ended May 31, 2020, the Trust paid SBS the following amounts:

Distribution (12b-1) Fees

Short-Term Bond	n/a

Bond Income	n/a

Core	n/a

Global High Income	n/a

Growth Investor Shares (SSGFX)	$5,462

Growth Z Shares (SGZFX)	n/a

International Investor Shares (SSIFX)	$70,243

International Z Shares (SIFZX)	n/a

SBS is used to effect portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission. Transactions effected through other brokers are subject to commissions payable to that broker.

Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for Fund shareowners. Each Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the period ended May 31, 2020, the Funds incurred the following amounts:

Retirement plan custodial fees

Short-Term Bond	$2,074

Bond Income	$1,845

Core	$2,144

Global High Income	$1,323

Growth Investor Shares (SSGFX)	$5

Growth Z Shares (SGZFX)	$4,176

International Investor Shares (SSIFX)	$5

International Z Shares (SIFZX)	$2,797

Mrs. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital and vice president of Saturna Trust Company. Mrs. Carten is not compensated by the Trust. For the period ended May 31, 2020 the Trust incurred compensation expenses of $18,500 which is included in $25,403 of total expenses for the independent Trustees. The Sextant Funds incurred $23,235 of these total expenses.

The officers of the Trust are paid by Saturna Capital, not the Trust, except the Chief Compliance Officer, who may be partially compensated by the Trust. For the period ended May 31, 2020, the Funds paid the following compensation expenses for the Chief Compliance Officer:

Chief Compliance Officer

Short-Term Bond	$1,272

Bond Income	$1,257

Core	$1,746

Global High Income	$1,057

Growth	$6,808

International	$9,848

On May 31, 2020, the trustees, officers, and their affiliates as a group owned 32.50%, 26.27%, 34.36%, 57.45%, 0.26%, 19.29%, 0.00%, and 25.96% of the outstanding shares of Short-Term Bond Fund, Bond Income Fund, Core Fund, Global High Income Fund, Growth Fund Investor Shares, Growth Fund Z Shares, International Fund Investor Shares, and International Fund Z Shares, respectively.

Semi-Annual Report	May 31, 2020	51

Notes to Financial Statements (continued)

NOTE 5 – Distributions to Shareowners

The tax characteristics of distributions paid during the period ended May 31, 2020 and the fiscal year ended November 30, 2019, were as follows:

	Period ended May 31, 2020	Year ended Nov. 30, 2019

Short-Term Bond Fund

Ordinary income	$97,727	$187,268

Bond Income Fund

Ordinary income	$176,880	334,236

Core Fund

Ordinary income	$242,225	179,880

Long-term capital gain[1]	$731,053	-

Global High Income Fund

Ordinary income	$347,939	-

Long-term capital gain[1]	$447,312	311,447

Growth Fund

Ordinary income	$74,502	181,466

Long-term capital gain[1]	$1,280,631	1,640,414

International Fund

Ordinary income	$608,459	627,004

Long-term capital gain[1]	$2,785,590	$3,899,440

[1]	Long-Term Capital Gain dividend designated at 20% rate pursuant to Section 852(b) (3) of the Internal Revenue Code.

NOTE 6 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2020 was as follows:

	Short-Term Bond	Bond Income

Cost of investments	$10,266,527	$11,089,376

Gross tax unrealized appreciation	$309,051	$1,294,863

Gross tax unrealized depreciation	$(8,027)	$(34,389)

Net tax unrealized appreciation (depreciation)	$301,024	$1,260,474

	Core	Global High Income

Cost of investments	$13,411,020	$7,209,042

Gross tax unrealized appreciation	$2,893,985	$462,409

Gross tax unrealized depreciation	$(185,598)	$(855,852)

Net tax unrealized appreciation	$2,708,387	$(393,443)

	Growth	International

Cost of investments	$20,456,823	$34,376,777

Gross tax unrealized appreciation	$25,910,244	$34,826,012

Gross tax unrealized depreciation	$(43,503)	$(905,645)

Net tax unrealized appreciation	$25,866,741	$33,920,367

As of November 30, 2019, components of distributable earnings on a tax basis were as follows:

Short-Term Bond

Undistributed ordinary income	$3,405

Accumulated capital losses	$(10,266)

Tax accumulated earnings	$(6,861)

Unrealized appreciation	$100,054

Total accumulated earnings	$93,193

Bond Income

Undistributed ordinary income	$803

Accumulated capital losses	$(4,337)

Tax accumulated earnings	$(3,534)

Unrealized appreciation	$751,569

Total accumulated earnings	$748,035

Core

Undistributed ordinary income	$236,097

Accumulated capital gains	$732,001

Tax accumulated earnings	$968,098

Unrealized appreciation	$2,681,574

Other unrealized losses	17

Total accumulated earnings	3,649,689

Global High Income

Undistributed ordinary income	$549,529

Accumulated capital gains	248,567

Tax accumulated earnings	798,096

Unrealized appreciation	217,293

Other unrealized losses	(1,351)

Total accumulated earnings	1,014,038

Growth

Undistributed ordinary income	$74,571

Accumulated capital gains	1,280,579

Tax accumulated earnings	1,355,150

Unrealized appreciation	23,329,621

Total accumulated earnings	24,684,771

International

Undistributed ordinary income	$606,809

Accumulated capital gains	2,785,842

Tax accumulated earnings	3,392,651

Unrealized appreciation	37,787,402

Other unrealized losses	(1,293)

Total accumulated earnings	41,178,760

52	May 31, 2020	Semi-Annual Report

Notes to Financial Statements (continued)

As of November 30, 2019, the Funds had capital loss carryforwards as follows, subject to regulation.

	Carryforward	Expiration

Short-Term Bond

Long-term loss carryforward	$10,266	Unlimited

	$10,266

Bond Income

Long-term loss carryforward	$4,337	Unlimited

	$4,337

NOTE 7 – Investments

Investment transactions other than short-term investments for the period ended May 31, 2020, were as follows:

	Purchases	Sales

Short-Term Bond	$2,853,607	$3,202,067

Bond Income	$725,081	$716,866

Core	$2,202,783	$1,576,906

Global High Income	$1,950,927	$1,901,946

Growth	$5,545,100	$5,128,917

International	$4,094,685	$14,101,415

NOTE 8 – Custodian

Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. Such reductions for the period ended May 31, 2020, were as follows:

Custodian Fee Credits

Short-Term Bond	$228

Bond Income	$265

Core	$340

Global High Income	$310

Growth	$924

International	$3,298

NOTE 9 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Semi-Annual Report	May 31, 2020	53

Expenses

All mutual funds have operating expenses. As a Sextant Fund shareowner, you incur ongoing costs, including management fees, distribution (or service) 12b-1 fees, and other fund expenses such as shareowner reports (such as this one). Operating expenses, which are deducted from a fund’s gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Sextant Funds, unlike many other mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. You do not incur redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019, to May 31, 2020).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.

Hypothetical Example For Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as charges for extra services like bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees (note that the Sextant Funds do not charge any such transactional costs). Therefore, the “Hypothetical” line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value (December 1, 2019)	Ending Account Value (May 31, 2020)	Expenses Paid During Period[1]	Annualized Expense Ratio

Short-Term Bond Fund	$1,000	$1,026.70	$3.04	0.60%

Hypothetical (5% return before expenses)	$1,000	$1,022.00	$3.03	0.60%

Bond Income Fund	$1,000	$1,053.50	$2.50	0.49%

Hypothetical (5% return before expenses)	$1,000	$1,022.56	$2.46	0.49%

Core Fund	$1,000	$992.00	$4.85	0.97%

Hypothetical (5% return before expenses)	$1,000	$1,020.13	$4.92	0.97%

Global High Income Fund	$1,000	$910.70	$2.63	0.55%

Hypothetical (5% return before expenses)	$1,000	$1,022.25	$2.78	0.55%

Growth Fund Investor Shares	$1,000	$1,050.50	$6.57	1.28%

Hypothetical (5% return before expenses)	$1,000	$1,018.59	$6.46	1.28%

Growth Fund Z Shares	$1,000	$1,051.60	$5.39	1.05%

Hypothetical (5% return before expenses)	$1,000	$1,019.75	$5.31	1.05%

International Fund Investor Shares	$1,000	$933.90	$4.69	0.97%

Hypothetical (5% return before expenses)	$1,000	$1,020.15	$4.90	0.97%

International Fund Z Shares	$1,000	$934.70	$3.79	0.78%

Hypothetical (5% return before expenses)	$1,000	$1,021.08	$3.96	0.78%

[1]

Expenses are equal to the annualized expense ratio indicated above (based on the most recent semi-annual period of December 1, 2019, through May 31, 2020), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

54	May 31, 2020	Semi-Annual Report

Availability of Portfolio Information

(1)

The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, this information was filed on Form N-Q.

(2)	The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and at www.sextantfunds.com.

(3)	The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at www. sextantfunds.com.

Householding Policy

To reduce expenses, we may mail only one copy of the Funds’ prospectus, each annual and semi-annual report, and proxy statements when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-800-728-8762 or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies 30 days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800-728-8762 or write to us at Saturna Capital/Sextant Mutual Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Availability of Proxy Voting Information

(1)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds’ website at www. sextantfunds.com; and (c) on the SEC’s website at www.sec.gov.

(2)

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds’ website at www.sextantfunds.com; and (c) on the SEC’s website at www.sec.gov.

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

Pursuant to the Liquidity Rule, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by Saturna Capital’s Liquidity Risk Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on December 17, 2019, the Trustees received a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation. It was reported to the Board that the assessment found that the Program was adequately designed and effective in achieving its objectives. Further, that review of the Program’s implementation evidenced substantial compliance with relevant policies and procedures.

Privacy Statement

At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required. We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information, please call us at 1-800-728-8762.

Semi-Annual Report	May 31, 2020	55

SATURNA CAPITAL

1300 North State Street
Bellingham, WA 98225
www.saturna.com
1-800-728-8762

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Sextant Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

Beginning on January 29, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Saturna Sustainable Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.saturna.com/reports), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-SATURNA (800-728-8762) or by sending an e-mail request to Saturna Sustainable Funds at info@saturna.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800-SATURNA (800-728-8762) or send an e-mail request to Saturna Sustainable Funds at info@saturna.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

SATURNA
SUSTAINABLE FUNDS

Semi-Annual Report

May 31, 2020

Performance Summary (as of June 30, 2020)

Average Annual Returns (before any taxes paid by shareowners)
					Expense Ratio[1]

	1 Year	3 Year	5 Year	10 Year	Gross	Net

Sustainable Equity Fund (SEEFX)	11.32%	11.26%	8.53%	n/a	1.81%	0.75%

S&P Global 1200 Index	3.17%	7.17%	7.56%	10.44%	n/a	n/a

Sustainable Bond Fund (SEBFX)	3.47%	2.16%	2.57%	n/a	0.83%	0.65%

FTSE WorldBIG Index	4.83%	4.01%	3.69%	2.85%	n/a	n/a

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-800-728-8762 or visiting www.saturnasustainable.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Funds that invest in foreign securities may involve greater risk, including political and economic uncertainties of foreign countries as well as the risk of currency fluctuations.

A note about risk: Please see Notes to Financial Statements beginning on page 23 for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds’ prospectus or each Fund’s summary prospectus.

A Fund’s 30-Day Yield, sometimes referred to as “standardized yield” or “SEC yield,” is expressed as an annual percentage rate using a method of calculation adopted by the Securities and Exchange Commission (SEC). The 30-Day Yield provides an estimate of a Fund’s investment income rate, but may not equal the actual income distribution rate.

[1]

By regulation, expense ratios shown in these tables are as stated in the Funds’ most recent Prospectus, dated March 27, 2019, and incorporate results for the fiscal year ended November 30, 2018. Ratios presented in this table differ from the expense ratios shown elsewhere in this report as they represent different periods. Also by regulation, the performance in this table represents the most recent quarter-end performance rather than performance through the Funds’ most recent fiscal period. Saturna Capital, the Fund’s adviser, has voluntarily capped actual expenses of the Sustainable Equity Fund at 0.75% and actual expenses of the Sustainable Bond Fund at 0.65% through March 31, 2020.

The S&P Global 1200 Index is a global stock market index covering nearly 70% of the world’s equity markets. The FTSE WorldBIG Index is a multi-asset, multi-currency benchmark, which provides a broad-based measure of the global fixed income markets. Investors cannot invest directly in the indices.

The Saturna Sustainable Funds limit the securities they purchase to those consistent with sustainable principles. This limits opportunities and may affect performance.

Please consider an investment’s objectives, risks, charges, and expenses carefully before investing. To obtain this and other important information about the Saturna Sustainable Funds in a prospectus or summary prospectus, ask your financial advisor, visit www.saturnasustainable.com, or call toll-free 1-800-728-8762. Please read the prospectus or summary prospectus carefully before investing.

2	May 31, 2020	Semi-Annual Report

Fellow Shareowners:	July 23, 2020

The first half of 2020 got off to a rocky start, with the S&P 500 Index falling -3.08% for the six months ended June 30, 2020, after some dramatic COVID-19 pandemic-induced volatility in the first quarter. Saturna Sustainable Funds fared better, with Saturna Sustainable Equity Fund up 2.00% and Saturna Sustainable Bond up 2.03% for the same period. While short-term market gyrations can be disconcerting, we’re pleased to report that both Funds turned five years old on March 27, 2020. It’s a milestone we can all be proud of and we thank you for your continuing support.

While the market rarely experiences large downturns or upswings following a year when returns exceed 25%, the first half of 2020 provided both gut-wrenching declines in March and a record-setting rebound through April and May. Considering that since 1927, the S&P 500 experienced downturns in only 8% of the years following a year with returns in excess of 25% and only three years saw repeated returns greater than 25%, we truly are experiencing something new under the sun. Given the volatility and continued challenges of the coronavirus, why should we be cautiously optimistic regarding the outlook?

Saturna Sustainable Funds seek sustainable investments with low risks in areas of the environment, social responsibility, and governance (ESG).

Two reasons: the four-year US presidential election cycle and accommodative, if stretched, global monetary policies. While double-digit unemployment persists and the gold price signals coming inflation, it could be a “Goldilocks” period for financial assets as economic weakness absorbs the stresses of government largess.

After minimal debate, both parties in the US Congress agreed to bigger spending and deficits, and the market roared. While currently at loggerheads over the next phase of the stimulus,

May 31, 2020	Semi-Annual Report	3

we are confident further action of fiscal or monetary nature will arrive. Presidential election politicking gets the nation’s juices flowing from both ends of the spectrum. Uncertainty regarding future policies, taxes, and general direction give investors pause. Finally, when a clear winner is decided, the market begins to rally into the remainder of the year, no matter who wins, as one uncertainty evaporates.

Full-throated recovery and a return to normal conditions will have to await the arrival of an effective vaccine. Fortunately, numerous companies are bringing concerted effort to bear, with moonshot levels of funding. We undoubtedly face a national and global crisis, but we have faced them before and retain faith in the power of human resilience and creativity. Thank you for investing with us. Please read this report and let us know how we can be of assistance to you in your quest for responsible investment choices.

Respectfully,

(photo omitted)

Jane Carten,

President

(photo omitted)

Gary Goldfogel,

Independent Board Chairman

Saturna Sustainable Funds Portfolio Management

(photo omitted)	Jane Carten MBA Saturna Sustainable Equity Fund Portfolio Manager	(photo omitted)	Patrick Drum MBA, CFA®, CFP® Saturna Sustainable Bond Fund Portfolio Manager

(photo omitted)	Scott Klimo CFA® Saturna Sustainable Equity Fund Deputy Portfolio Manager	(photo omitted)	Elizabeth Alm CFA® Saturna Sustainable Bond Fund Deputy Portfolio Manager

4	May 31, 2020	Semi-Annual Report

Morningstar Ratings™ & Carbon Metrics™	As of June 30, 2020

Morningstar™ RatingsA	1 Year	3 Year	5 Year	Overall	Sustainability Rating™ B

Saturna Sustainable Equity Fund –“Large Blend” Category

SEEFX	n/a	êêêê	êêêê	êêêê	Ø Ø Ø Ø Ø

% Rank in Category	16	15	22	n/a	3

Number of Funds in Category	866	761	626	761	761

Saturna Sustainable Bond Fund –“Large Growth” Category

SEBFX	n/a	ê êê	ê êê	êêê

% Rank in Category	29	60	57	n/a	n/a

Number of Funds in Category	210	187	171	187

The Morningstar Sustainability Rating, Low Carbon designation, Carbon Risk Score, and Fossil Fuel Involvement % are not based on fund performance and are not equivalent to the Morningstar Rating (“Star Rating”).

© 2020 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

A

Morningstar Ratings™ (“Star Ratings”) are as of June 30, 2020. The Morningstar Rating™ for funds, or “star rating”, is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts) with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product’s monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.

B

Morningstar Sustainability Rating is as of May 31, 2020. The Morningstar Sustainability Rating™ is intended to measure how well the issuing companies of the securities within a fund’s portfolio are managing their environmental, social, and governance (“ESG”) risks and opportunities relative to the fund’s Morningstar category peers. The Morningstar Sustainability Rating calculation is a two-step process. First, each fund with at least 50% of assets covered by a company-level ESG score from Sustainalytics receives a Morningstar Portfolio Sustainability Score™. The Morningstar Portfolio Sustainability Score is an asset-weighted average of normalized company-level ESG scores with deductions made for controversial incidents by the issuing companies, such as environmental accidents, fraud, or discriminatory behavior. The Morningstar Sustainability Rating is then assigned to all scored funds within Morningstar Categories in which at least ten (10) funds receive a Portfolio Sustainability Score and is determined by each fund’s rank within the following distribution: High (highest 10%), Above Average (next 22.5%), Average (next 35%), Below Average (next 22.5%), and Low (lowest 10%). The Morningstar Sustainability Rating is depicted by globe icons where High equals 5 globes and Low equals 1 globe.

A Sustainability Rating is assigned to any fund that has more than half of its underlying assets rated by Sustainalytics and is within a Morningstar Category with at least 10 scored funds; therefore, the rating it is not limited to funds with explicit sustainable or responsible investment mandates. Morningstar updates its Sustainability Ratings monthly. Portfolios receive a Morningstar Portfolio Sustainability Score and Sustainability Rating one month and six business days after their reported as-of date based on the most recent portfolio. As part of the evaluation process, Morningstar uses Sustainalytics’ ESG scores from the same month as the portfolio as-of date.

Saturna Sustainable Equity Fund was rated on 100% of Assets Under Management.

% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable) percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.

Morningstar Carbon Metrics are as of March 31, 2020. Morningstar carbon metrics are asset-weighted portfolio calculations based on their Sustainalytics subsidiary’s carbon-risk research. Based on two of these metrics – Carbon Risk Score and Fossil Fund Involvement % – funds may receive the Low Carbon designation, which allows investors to easily identify low-carbon funds within the global universe.

The portfolio Carbon Risk Score is a number between 0 and 100 (a lower score is better). A portfolio’s Carbon Risk Score is the asset-weighted sum of the carbon risk scores of its holdings, averaged over the trailing 12 months. The carbon risk of a company is Sustainalytics’ evaluation of the degree to which a firm’s activities and products are aligned with the transition to a low-carbon economy. The assessment includes carbon intensity, fossil fuel involvement, stranded assets exposure, mitigation strategies, and green product solutions.

Fossil Fuel Involvement % is the portfolio’s asset-weighted percentage exposure to fossil fuels, averaged over the trailing 12 months. Companies with fossil fuel involment are defined as these in the following subindustries: Thermal Coal Extraction, Thermal Coal Power Generation, Oil & Gas Production, Oil & Gas Power Generation, and Oil and Gas Products and Services.

To receive the Low Carbon designation a fund must have Carbon Risk Score below 10 and a Fossil Fuel Involvement % of less than 7% of assets. For these metrics to be calculated, at least 67% of a portfolio’s assets must be covered by Sustainalytics company carbon-risk research. All Morningstar carbon metrices are calculated quarterly.

Saturna Sustainable Equity Fund was rated on 87% of Assets Under Management.

The Funds’ portfolios are actively managed and are subject to change, which may result in different Morningstar Sustainability Ratings and Carbon Metrics over time.

May 31, 2020	Semi-Annual Report	5

Saturna Sustainable Equity Fund: Performance Summary

Average Annual Returns as of May 31, 2020

	1 Year	5 Year	10 Year	Expense Ratio[1]

Sustainable Equity Fund (SEEFX)[2]	13.66%	7.19%	n/a	1.81%

S&P Global 1200 Index	6.86%	6.44%	9.76%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 27, 2015, to an identical amount invested in the Standard & Poor’s Global 1200 Index, a global stock market index covering nearly 70% of the world’s equity markets. The graph shows that an investment in the Fund would have risen to $14,153 versus $14,084 in the index.

Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

[1]

By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 27, 2020, and incorporates results for the fiscal year ended November 30, 2019, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.75%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

[2]	Operations commenced on March 27, 2015.

Fund Objective

The objective of the Sustainable Equity Fund is capital appreciation.

Top 10 Holdings

% of Total Net Assets

Adobe	3.5%

Hartalega Holdings	3.4%

Apple	2.9%

Microsoft	2.4%

Dassault Systemes ADR	2.3%

Mastercard, Class A	2.2%

Novozymes A/S ADR	2.1%

Schneider Electric ADR	2.0%

L’Oreal ADR	2.0%

Reckitt Benckiser Group ADR	2.0%

Portfolio Diversification

% of Total Net Assets

Application Software	9.1%	∎
Household Products	8.7%	∎
Large Pharma	8.2%	∎
Specialty Chemicals	4.5%	∎
Home Products Stores	3.7%	∎
Rubber & Plastic	3.4%	∎
IT Services	3.4%	∎
Consumer Electronics	3.3%	∎
Commercial & Residential Building Equipment & Systems	3.1%	∎
Renewable Energy Equipment	3.0%	∎
Communications Equipment	2.9%	∎
Electrical Power Equipment	2.5%	∎
Industry < 2.5%	35.5%	∎
Other Assets (net of liabilities)	8.7%	∎

6	May 31, 2020	Semi-Annual Report

Saturna Sustainable Equity Fund: Schedule of Investments	As of May 31, 2020

Common Stocks – 91.3%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Communications

Telecom Carriers

Telekomunikasi Indonesia ADR	2,000	$65,178	$42,700	Indonesia	0.4%

		65,178	42,700		0.4%

Consumer Discretionary

Apparel, Footwear & Accessory Design

adidas ADR	1,250	162,185	166,475	Germany[3]	1.6%

Automobiles

Toyota Motor ADR	1,000	107,633	126,010	Japan	1.1%

Consumer Electronic & Appliance Stores

Best Buy	1,000	80,900	78,090	United States	0.7%

E-Commerce Discretionary

Amazon.com[2]	82	154,492	200,274	United States	1.8%

Home Products Stores

Home Depot	850	100,842	211,208	United States	1.9%

Lowe’s	1,500	150,451	195,525	United States	1.8%

		251,293	406,733		3.7%

Other Commercial Services

Ecolab	900	115,947	191,322	United States	1.7%

Restaurants

Starbucks	1,713	102,502	133,597	United States	1.2%

Specialty Apparel Stores

Industria de Diseno Textil	3,000	92,121	83,733	Spain	0.8%

TJX Companies	3,000	103,932	158,280	United States	1.4%

		196,053	242,013		2.2%

Toys & Games

Hasbro	1,200	100,303	88,212	United States	0.8%

		1,271,308	1,632,726		14.8%

Consumer Staples

Household Products

Church & Dwight	2,400	104,866	180,168	United States	1.6%

Kimberly-Clark de Mexico, Class A	13,000	21,341	20,237	Mexico	0.2%

L’Oreal ADR	3,750	184,343	218,813	United States[3]	2.0%

Reckitt Benckiser Group PLC ADR	12,200	196,897	218,130	United Kingdom	2.0%

Unicharm ADR	25,000	175,420	186,000	United States	1.7%

Unilever NY	2,700	116,609	139,104	Netherlands	1.2%

		799,476	962,452		8.7%

Continued on next page.

May 31, 2020	Semi-Annual Report	7

Saturna Sustainable Equity Fund: Schedule of Investments	As of May 31, 2020

Common Stocks – 91.3%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Consumer Staples (continued)

Packaged Food

Nestle ADR	1,000	86,610	108,030	Switzerland	1.0%

		886,086	1,070,482		9.7%

Energy

Renewable Energy Equipment

Siemens Gamesa Renewable Energy	11,000	174,377	187,271	Spain	1.7%

Vestas Wind Systems	1,400	112,900	143,298	Denmark	1.3%

		287,277	330,569		3.0%

		287,277	330,569		3.0%

Financials

Banks

Toronto-Dominion Bank	3,000	142,051	128,400	Canada	1.2%

Consumer Finance

Mastercard, Class A	824	74,154	247,933	United States	2.2%

Diversified Banks

Banco Santander ADR	10,081	50,683	22,884	Spain	0.2%

Islamic Banking

BIMB Holdings	157,100	159,388	129,399	Malaysia	1.2%

Life Insurance

AIA Group	18,000	131,997	147,714	Hong Kong	1.3%

P&C Insurance

Chubb	1,000	122,138	121,940	Switzerland	1.1%

		680,411	798,270		7.2%

Health Care

Biotech

CRISPR Therapeutics[2]	1,200	81,244	77,496	United States	0.7%

Health Care Facilities

IHH Healthcare	141,000	190,767	176,461	Malaysia	1.6%

Large Pharma

Astellas Pharma ADR	10,500	176,709	187,320	United States	1.7%

GlaxoSmithKline ADR	4,000	168,160	167,680	United Kingdom	1.5%

Novartis ADR	2,150	191,420	187,975	Switzerland	1.7%

Novo Nordisk ADR	2,500	140,369	164,850	Denmark	1.5%

Roche Holding ADR	4,600	198,708	199,410	Switzerland	1.8%

		875,366	907,235		8.2%

Medical Equipment

Koninklijke Philips	3,988	121,111	181,294	Netherlands	1.6%

		1,268,488	1,342,486		12.1%

Continued on next page.

8	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Saturna Sustainable Equity Fund: Schedule of Investments	As of May 31, 2020

Common Stocks – 91.3%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Industrials

Commercial & Residential Building Equipment & Systems

Assa Abloy ADR	20,000	$187,294	$202,200	United States	1.8%

Legrand	2,100	140,972	144,183	France	1.3%

		328,266	346,383		3.1%

Electrical Components

TE Connectivity	1,351	117,010	109,769	Switzerland	1.0%

Electrical Power Equipment

Schneider Electric ADR	11,100	204,730	221,334	United States	2.0%

Siemens ADR	1,000	66,086	55,000	Germany	0.5%

		270,816	276,334		2.5%

Rubber & Plastic

Hartalega	130,000	138,074	375,665	Malaysia	3.4%

		854,166	1,108,151		10.0%

Materials

Specialty Chemicals

Johnson Matthey	4,031	163,844	106,394	United Kingdom	1.0%

Koninklijke DSM	1,213	135,638	155,481	Netherlands	1.4%

Novozymes ADR	4,250	193,807	232,603	Denmark	2.1%

		493,289	494,478		4.5%

		493,289	494,478		4.5%

Technology

Application Software

Adobe Systems[2]	1,000	108,410	386,600	United States	3.5%

Atlassian Corporation[2]	650	93,060	120,445	Australia	1.1%

Dassault Systemes ADR	1,506	119,029	254,409	France	2.3%

Electronic Arts[2]	700	83,823	86,016	United States	0.8%

Open Text	3,750	154,567	155,775	Canada	1.4%

		558,889	1,003,245		9.1%

Communications Equipment

Apple	1,000	113,474	317,940	United States	2.9%

Consumer Electronics

Nintendo ADR	4,000	189,340	203,360	United States	1.8%

Sony ADR	2,500	157,871	161,900	Japan	1.5%

		347,211	365,260		3.3%

Electronics Components

Murata Manufacturing	3,000	133,698	168,916	Japan	1.5%

Information Services

Wolters Kluwer	2,000	119,754	159,951	Netherlands	1.4%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	May 31, 2020	Semi-Annual Report	9

Saturna Sustainable Equity Fund: Schedule of Investments	As of May 31, 2020

Common Stocks – 91.3%	Number of Shares	Cost	Market Value	Country[1]	Percentage of Assets

Technology (continued)

Infrastructure Software

Microsoft	1,438	$62,724	$263,514	United States	2.4%

IT Services

Accenture, Class A	900	89,878	181,458	Ireland	1.7%

CGI Group Inc Class A2	3,000	210,824	191,280	Canada	1.7%

		300,702	372,738		3.4%

Semiconductor Devices

NXP Semiconductors	1,800	179,525	172,980	Netherlands	1.6%

STMicroelectronics	3,800	84,538	94,430	Switzerland	0.8%

		264,063	267,410		2.4%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	3,250	78,323	163,572	Taiwan	1.5%

		1,978,838	3,082,546		27.9%

Utilities

Power Generation

Iberdrola	17,162	177,881	186,206	Spain	1.7%

		177,881	186,206		1.7%

Total investments		$7,962,922	10,088,614		91.3%

Other assets (net of liabilities)			960,546		8.7%

Total net assets			$11,049,160		100.0%

[1]	Country of domicile
[2]	Non-income producing security
[3]	Denotes a country of primary exposure

ADR: American Depository Receipt

Countries

Weightings shown are a percentage of total net assets.

10	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Saturna Sustainable Equity Fund

Statement of Assets and Liabilities

As of May 31, 2020

Assets

Investments in securities, at value (Cost $7,962,922)	$10,088,614

Cash	955,541

Dividends and interest receivable	21,861

Prepaid expenses	2,404

Receivable for Fund shares sold	861

Total assets	11,069,282

Liabilities

Accrued registration/filling fees	5,874

Accrued advisory fees	4,695

Accrued retirement plan custody fee	3,779

Accrued audit expenses	1,975

Accrued Chief Compliance Officer expenses	1,530

Accrued other expenses	860

Accrued trustee expenses	705

Accrued postage	703

Total liabilities	20,121

Net assets	$11,049,160

Analysis of net assets

Paid-in capital (unlimited shares authorized, without par value)	$9,179,982

Total distributable earnings	1,869,178

Net assets applicable to Fund shares outstanding	$11,049,160

Fund shares outstanding	804,605

Net asset value, offering, and redemption price per share	$13.73

Statement of Operations

Period ended May 31, 2020

Investment income

Dividend income (net of foreign tax of $10,091)	$76,761

Miscellaneous income	75

Total investment income	76,836

Expenses

Investment advisory fees	29,911

Audit fees	1,455

Custodian fees	717

Legal fees	654

Trustee fees	616

Printing fees	508

Chief Compliance Officer expenses	330

Postage fee expense	299

Other operating expenses	152

Other expenses	67

Total gross expenses	34,709

Less adviser fees waived	(1,254)

Less custodian fee credits	(717)

Net expenses	32,738

Net investment income	$44,098

Net realized loss from investments and foreign currency	$(31,616)

Net increase in unrealized appreciation on investments and foreign currency	227,158

Net gain on investments and foreign currency	$195,542

Net increase in net assets resulting from operations	$239,640

The accompanying notes are an integral part of these financial statements.	May 31, 2020	Semi-Annual Report	11

Saturna Sustainable Equity Fund

Statements of Changes of Net Assets	Period ended May 31, 2020	Year ended November 30, 2019

Increase in net assets from operations

From operations

Net investment income	$44,098	$50,749

Net realized gain (loss) on investment and foreign currency	(31,616)	12,338

Net increase in unrealized appreciation on investments and foreign currencies	227,158	1,032,935

Net increase in net assets resulting from operations	239,640	1,096,022

Distributions to shareowners	(42,387)	(46,186)

Capital share transactions

Proceeds from sales of shares	3,301,409	2,048,795

Value of shares issued in reinvestment of dividends	42,319	46,186

Cost of shares redeemed	(676,688)	(618,104)

Total capital share transactions	2,667,040	1,476,877

Total increase in net assets	2,864,293	2,526,713

Net assets

Beginning of period	8,184,867	5,658,154

End of period	$11,049,160	$8,184,867

Shares of the Fund sold and redeemed

Number of shares sold	250,584	159,107

Number of shares issued in reinvestment of dividends	3,047	4,324

Number of shares redeemed	(51,667)	(52,449)

Net increase in number of shares outstanding	201,964	110,982

Financial Highlights	Period endedA	For year ended November 30,				Period endedA

Selected data per share of outstanding capital stock throughout each period:	May 31, 2020	2019	2018	2017	2016	Nov. 30, 2015

Net asset value at beginning of period	$13.58	$11.51	$11.44	$9.43	$9.73	$10.00

Income from investment operations

Net investment income	0.06	0.09	0.09	0.09	0.06	0.02

Net gains (losses) on securities (both realized & unrealized)	0.16	2.08	0.07	1.97	(0.36)	(0.28)

Total from investment operations	0.22	2.17	0.16	2.06	(0.30)	(0.26)

Less distributions

Dividends (from net investment income)	(0.07)	(0.10)	(0.09)	(0.05)	-	(0.01)

Total distributions	(0.07)	(0.10)	(0.09)	(0.05)	-	(0.01)

Net asset value at end of period	$13.73	$13.58	$11.51	$11.44	$9.43	$9.73

Total returnB	1.61%	19.04%	1.39%	22.01%	(3.08)%	(2.60)%

Ratios / supplemental data

Net assets ($000), end of year	$11,049	$8,185	$5,658	$4,984	$3,343	$3,423

Ratio of expenses to average net assets

Before fee waiversC	0.76%	1.81%	1.27%	1.48%	1.65%	1.23%

After fee waiversC	0.73%	0.78%	0.76%	0.88%	1.00%	1.00%

After fee waivers and custodian fee creditsC	0.71%	0.75%	0.75%	0.86%	0.99%	0.99%

Ratio of net investment income after fee waivers and custodian fee credits to average net assetsB	0.96%	0.80%	0.82%	0.95%	0.67%	0.29%

Portfolio turnover rateB	3%	13%	8%	12%	48%	53%

A	Operations commenced on March 27, 2015
B	Not annualized for periods of less than one year
C	Annualized for periods of less than one year

12	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Saturna Sustainable Bond Fund: Performance Summary

Average Annual Returns as of May 31, 2020

	1 Year	5 Year	10 Year	Expense Ratio[1]

Sustainable Bond Fund (SEBFX)[2]	3.97%	2.18%	n/a	0.83%

FTSE WorldBIG Index	6.19%	3.40%	2.89%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the index is expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on March 27, 2015, to an identical amount invested in the FTSE WorldBIG Index, a multi-asset, multi-currency benchmark, which provides a broad-based measure of the global fixed income markets. The graph shows that an investment in the Fund would have risen to $11,097 versus rising to $11,737 in the index.

Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

[1]

By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus which is dated March 27, 2020, and incorporates results for the fiscal year ended November 30, 2019, before fee waivers. The expense ratio shown in the most recent prospectus after fee waivers was 0.65%. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different periods.

[2]	Operations commenced March 27, 2015.

Fund Objective

The objectives of the Sustainable Bond Fund are current income and capital preservation.

Top 10 Holdings

% of Total Net Assets

Microsoft (5.30% due 02/08/2041)	5.2%

United States Treasury Bond (4.50% due 05/15/2038)	4.9%

KFW (2.00% due 11/30/2021)	4.9%

United States Treasury Bond (3.375% due 11/15/2048)	4.9%

First Abu Dhabi Bank (3.00% due 03/30/2022)	4.7%

Koninklijke DSM (1.00% due 04/09/2025)	4.2%

Mexico Bonos Desarrollo (6.50% due 06/10/2021)	4.2%

Telus (3.20% due 04/05/2021)	4.1%

Iron Mountain (5.75% due 08/15/2024)	3.7%

Lincoln National (3.7794% due 05/17/2066)	3.1%

Portfolio Diversification

% of Total Net Assets

Government Bonds	34.9%	∎
Financials	21.3%	∎
Technology	16.7%	∎
Consumer Discretionary	10.6%	∎
Communications	6.8%	∎
Materials	5.1%	∎
Health Care	1.2%	∎
Utilities	0.6%	∎
Other Assets (net of liabilities)	2.8%	∎

May 31, 2020	Semi-Annual Report	13

Saturna Sustainable Bond Fund: Schedule of Investments	As of May 31, 2020

Corporate Bonds – 62.3%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Communications

Telecom Italia[2]	5.303% due 05/30/2024	$500,000	$523,665	Italy	1.9%

Telus	3.20% due 04/05/2021	CAD 1,500,000	1,112,387	Canada	4.1%

Vodafone Group	3.75% due 01/16/2024	200,000	217,452	United Kingdom	0.8%

			1,853,504		6.8%

Consumer Discretionary

Barry Callebaut[2]	5.50% due 06/15/2023	500,000	530,100	Belgium	2.0%

Barry Callebaut[3]	5.50% due 06/15/2023	500,000	530,074	Belgium	1.9%

Danone[2]	2.077% due 11/02/2021	500,000	507,079	France	1.9%

Danone[2]	2.589% due 11/02/2023	750,000	788,415	France	2.9%

Starbucks	2.45% due 06/15/2026	500,000	529,258	United States	1.9%

			2,884,926		10.6%

Financials

AXA[3,4]	5.125% due 01/17/2047	500,000	546,190	France	2.0%

Canadian Imperial Bank[5]	3.42% due 01/26/2026	CAD 1,150,000	843,860	Canada	3.1%

First Abu Dhabi Bank[3]	3.00% due 03/30/2022	1,250,000	1,281,320	United Arab Emirates	4.7%

Iron Mountain	5.75% due 08/15/2024	1,000,000	1,000,938	United States	3.7%

Lincoln National	3.7794% due 05/17/2066	1,250,000	850,000	United States	3.1%

MAF Sukuk[3]	4.638% due 05/14/2029	750,000	756,568	United Arab Emirates	2.8%

RaboBank	2.50% due 01/19/2021	500,000	506,340	Netherlands	1.9%

			5,785,216		21.3%

Health Care

Novartis Capital	3.40% due 05/06/2024	100,000	110,191	Switzerland	0.4%

Roche[2]	2.625% due 05/15/2026	200,000	219,765	Switzerland	0.8%

			329,956		1.2%

Materials

Koninklijke DSM[3]	1.00% due 04/09/2025	EUR 1,000,000	1,146,256	Netherlands	4.2%

Stora Enso[2]	7.25% due 04/15/2036	200,000	240,000	Finland	0.9%

			1,386,256		5.1%

Technology

Adobe	2.30% due 02/01/2030	200,000	213,608	United States	0.8%

Apple[3]	2.65% due 06/10/2020	AUD 500,000	333,387	United States	1.2%

Microsoft	5.30% due 02/08/2041	950,000	1,402,630	United States	5.2%

Nokia	3.375% due 06/12/2022	750,000	765,000	Finland	2.8%

NXP BV/NXP Funding[2]	3.40% due 05/01/2030	500,000	515,466	Netherlands	1.9%

RELX	3.50% due 03/16/2023	500,000	529,303	United Kingdom	1.9%

RELX	4.00% due 03/18/2029	700,000	783,258	United Kingdom	2.9%

			4,542,652		16.7%

Utilities

United Utilities	6.875% due 08/15/2028	$135,000	$166,376	United Kingdom	0.6%

			166,376		0.6%

Total Corporate Bonds			$16,948,886		62.3%

Continued on next page.

14	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Saturna Sustainable Bond Fund: Schedule of Investments	As of May 31, 2020

Government Bonds – 34.9%	Coupon /Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Banks

KFW	2.00% due 11/30/2021	$1,300,000	$1,332,417	Germany	4.9%

			1,332,417		4.9%

Foreign Government Bonds

Federal Republic of Brazil	12.50% due 01/05/2022	BRL 2,500,000	522,319	Brazil	2.0%

International Financial Corp	4.75% due 04/29/2021	MXN 15,000,000	672,624	Mexico	2.5%

Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 25,000,000	1,142,314	Mexico	4.2%

Ontario	2.65% due 02/05/2025	CAD 500,000	392,639	Canada	1.4%

Perusahaan Penerbit SBSN[2]	3.75% due 03/01/2023	500,000	518,750	Indonesia	1.9%

Republic of Colombia	7.75% due 04/14/2021	COP 2,500,000,000	687,611	Colombia	2.5%

			3,936,257		14.5%

United States Treasury Bonds

United States Treasury Bond	5.25% due 11/15/2028	500,000	694,043	United States	2.6%

United States Treasury Bond	4.50% due 05/15/2038	850,000	1,342,104	United States	4.9%

United States Treasury Bond	3.375% due 11/15/2048	900,000	1,322,648	United States	4.9%

			3,358,795		12.4%

United States Treasury Note

United States Treasury Note	2.75% due 02/28/2025	500,000	557,559	United States	2.1%

United States Treasury Note	2.25% due 02/15/2027	250,000	279,375	United States	1.0%

			836,934		3.1%

Total Government Bonds			$9,464,403		34.9%

Total investments	(Cost is $26,249,132)		$26,413,289		97.2%

Other assets (net of liabilities)			770,454		2.8%

Total net assets			$27,183,743		100.0%

[1]	Country of risk
[2]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2020, the net value of these securities was $3,324,490 representing 12.3% of net assets.

[3]

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2020, the aggregate value of these securities was $5,112,545 representing 18.7% of net assets.

[4]	AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027. The interest rate represents the rate in effect at May 31, 2020.
[5]	Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 01/26/2021. The interest rate represents the rate in effect at May 31, 2020.

The accompanying notes are an integral part of these financial statements.	May 31, 2020	Semi-Annual Report	15

Saturna Sustainable Bond Fund: Schedule of Investments	As of May 31, 2020

Countries

Weightings shown are a percentage of total net assets.

Bond Quality Diversification

% of Total Net Assets

Rated “AAA”	28.0%	∎
Rated “AA+”	1.2%	∎
Rated “AA”	0.8%	∎
Rated “AA-”	5.1%	∎
Rated “A+”	3.3%	∎
Rated “A”	0.8%	∎
Rated “A-”	4.2%	∎
Rated “BBB+”	21.8%	∎
Rated “BBB”	13.6%	∎
Rated “BBB-”	7.9%	∎
Rated “BB+”	4.7%	∎
Rated “BB-”	1.9%	∎
Rated “B”	3.7%	∎

Other Assets (net of liabilities)	2.8%	∎

Credit ratings are the lesser of S&P Global Ratings or Moody’s Investors Service. If neither S&P nor Moody’s rate a particular security, that security is categorized as not rated (except for US Treasury securities and securities issued or backed by US agencies which inherit the credit rating for the US government). Ratings range from AAA (highest) to D (lowest). Bonds rated BBB or above are considered investment grade. Credit ratings BB and below are lower-rated securities (junk bonds). Ratings apply to the credit worthiness of the issuers of the underlying securities and not the fund or its shares. Ratings may be subject to change.

16	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Saturna Sustainable Bond Fund

Statement of Assets and Liabilities

As of May 31, 2020

Assets

Investments in securities, at value (Cost $26,249,132)	$26,413,289

Cash	480,489

Dividends and interest receivable	258,839

Receivable for Fund shares sold	38,203

Prepaid expenses	22,560

Other assets	7,208

Total assets	27,220,588

Liabilities

Accrued trustee expenses	11,142

Accrued advisory fees	6,028

Accrued registration/filling fees	5,515

Accrued postage	5,207

Accrued Chief Compliance Officer expenses	4,481

Accrued other expenses	2,302

Accrued legal expenses	675

Accrued retirement plan custody fee	562

Payable for Fund shares redeemed	467

Accrued printing fees	466

Total liabilities	36,845

Net assets	$27,183,743

Analysis of net assets

Paid-in capital (unlimited shares authorized, without par value)	$27,499,822

Total distributable earnings	(316,079)

Net assets applicable to Fund shares outstanding	$27,183,743

Fund shares outstanding	2,779,227

Net asset value, offering, and redemption price per share	$9.78

Statement of Operations

Year ended November 30, 2019

Investment income

Interest income	$412,850

Miscellaneous income	50

Total investment income	412,900

Expenses

Investment advisory fees	76,366

Trustee fees	13,373

Filing and registration fees	13,131

Audit fees	8,403

Postage fee expense	5,983

Chief Compliance Officer expenses	3,605

Legal fees	3,542

Other operating expenses	2,378

Printing fees	2,257

Custodian fees	1,704

Insurance fees	823

Retirement plan custodial fees	809

Total gross expenses	132,374

Less adviser fees waived	(38,999)

Less custodian fee credits	(1,704)

Net expenses	91,671

Net investment income	321,229

Net realized loss from investments and foreign currency	(122,712.00)

Net increase in unrealized appreciation on investments and foreign currency	208,768

Net gain on investments	$86,056

Net increase in net assets resulting from operations	$407,285

The accompanying notes are an integral part of these financial statements.	May 31, 2020	Semi-Annual Report	17

Saturna Sustainable Bond Fund

Statements of Changes in Net Assets	Period ended May 31, 2020	Year ended November 30, 2019

Increase (decrease) in net assets from operations

From operations

Net investment income	$321,229	$844,020

Net realized loss on investment	(122,712)	(526,018)

Net increase in unrealized appreciation	208,768	1,466,882

Net increase in net assets	407,285	1,784,884

Distributions to shareowners	(214,044)	(787,144)

Capital share transactions

Proceeds from sales of shares	3,264,039	9,188,924

Value of shares issued in reinvestment of dividends	191,536	694,871

Cost of shares redeemed	(4,240,505)	(14,752,663)

Total capital share transactions	(784,930)	(4,868,868)

Total decrease in net assets	(591,689)	(3,871,128)

Net assets

Beginning of period	27,775,432	31,646,560

End of period	$27,183,743	$27,775,432

Shares of the Fund sold and redeemed

Number of shares sold	337,152	957,716

Number of shares issued in reinvestment of dividends	19,767	72,324

Number of shares redeemed	(440,237)	(1,538,171)

Net decrease in number of shares outstanding	(83,318)	(508,131)

Financial Highlights	Period endedA	Year ended November 30,				Period endedA

Selected data per share of outstanding capital stock throughout each period:	May 31, 2020	2019	2018	2017	2016	Nov. 30, 2015

Net asset value at beginning of period	$9.70	$9.39	$9.87	$9.65	$9.75	$10.00

Income from investment operations

Net investment income	0.11	0.28	0.26	0.27	0.24	0.12

Net gains (losses) on securities (both realized and unrealized)	0.06	0.29	(0.48)	0.23	(0.10)	(0.25)

Total from investment operations	0.17	0.57	(0.22)	0.50	0.14	(0.13)

Less distributions

Dividends (from net investment income)	(0.09)	(0.26)	(0.26)	(0.27)	(0.24)	(0.12)

Capital gains distribution	-	-	-	(0.01)	-	-

Total distributions	(0.09)	(0.26)	(0.26)	(0.28)	(0.24)	(0.12)

Net asset value at end of year	$9.78	$9.70	$9.39	$9.87	$9.65	$9.75

Total returnB	1.62%	6.09%	(2.29)%	5.28%	1.37%	(1.29)%

Ratios / supplemental data

Net assets ($000), end of period	$27,184	$27,775	$31,647	$21,980	$8,639	$6,885

Ratio of expenses to average net assets

Before fee waiversC	0.95%	0.83%	0.77%	0.92%	1.17%	1.02%

After fee waiversC	0.67%	0.66%	0.66%	0.75%	0.89%	0.90%

After fee waivers and custodian fee creditsC	0.65%	0.65%	0.65%	0.74%	0.89%	0.89%

Ratio of net investment income after fee waivers custodian fee credits to average net assetsC	2.31%	2.87%	2.99%	2.82%	2.46%	1.92%

Portfolio turnover rateB	22%	38%	25%	14%	46%	4%

A	Operations commenced on March 27, 2015
B	Not annualized on periods less than one year
C	Annualized on periods less than one year

18	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

NOTE 1 – Organization

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987. The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended. Nine portfolio series have been created to date, two of which are covered by this annual report: Saturna Sustainable Equity Fund and Saturna Sustainable Bond Fund (the “Funds”). The Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund, Sextant Global High Income Fund, Sextant Growth Fund, Sextant International Fund, and the Idaho Tax-Exempt Fund are offered through separate prospectuses, the results of which are contained in separate reports.

Saturna Sustainable Equity Fund and Saturna Sustainable Bond Fund commenced operations on March 27, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Investment risks:

Saturna Sustainable Equity and Saturna Sustainable Bond Funds: The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.

Ratings are dependent upon the associated ESG risks that are most pertinent to the sector in which an issuer operates. The ratings process associated with sustainable and responsible investing reduces the investable universe for each Fund, which limits opportunities and may increase the risk of loss during market declines. The adviser believes that sustainable investing may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored.

The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issues specific to a particular sector or industry.

Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.

Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a Fund in foreign securities and those that are thinly traded, such as lower quality issuers, and smaller companies tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.

Saturna Sustainable Bond Fund: The risks inherent in the Saturna Sustainable Bond Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.

The Fund may invest a portion of its assets in securities issued by government sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Banks in the US. Foreign governments also sponsor similar entities, which may promote activities such as low-cost housing or alternative energy. The Fund may also invest in the issues of regional, state, and local governments. The terms of such issues can be complex, and there can be no assurance that a government entity will support such enterprises that encounter financial difficulty.

Issuers of high-yield securities are generally not as strong financially as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments as expected. High-yield bonds may have low or no ratings, and may be considered “junk bonds.”

Bond investments, especially mortgage-backed and asset-backed securities, are subject to the risk that borrowers will prepay the principal more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life, and price of the securities.

NOTE 2 – Unaudited Information

The information in this interim report has not been subjected to independent audit.

NOTE 3 – Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Funds in preparation of their financial statements.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality,

May 31, 2020	Semi-Annual Report	19

Notes to Financial Statements (continued)

type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers’ acceptances, and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Share valuation:

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is the offering and redemption price per share.

Fair value measurements:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Sustainable Equity Fund

Common Stocks

Communications	$42,700	$-	$-	$42,700

Consumer Discretionary	1,548,993	83,733	-	$1,632,726

Consumer Staples	1,050,245	20,237	-	$1,070,482

Energy	-	330,569	-	$330,569

Financials	521,157	277,113	-	$798,270

Health Care	1,166,025	176,461	-	$1,342,486

Industrials	588,303	519,848	-	$1,108,151

Materials	232,603	261,875	-	$494,478

Technology	2,753,679	328,867	-	$3,082,546

Utilities	-	186,206	-	$186,206

Total Assets	$7,903,705	$2,184,909	$-	$10,088,614

Sustainable Bond Fund

Corporate Bonds[1]	$-	$16,948,886	$-	$16,948,886

Government Bonds[1]	$-	$9,464,403	$-	$9,464,403

Total Assets	$-	$26,413,289	$-	$26,413,289

[1]	See Schedule of Investments for industry breakout.

During the period ended May 31, 2020, no Fund had transfers between Level 1, Level 2 or Level 3.

20	May 31, 2020	Semi-Annual Report

Notes to Financial Statements (continued)

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 —

Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment concentration:

The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial Instruments,” identifies these items as a concentration of credit risk. The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.

Federal income taxes:

The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2018) or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as US federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.

As of November 30, 2019, the the reclassification of capital accounts were as follows:

	Equity Fund	Bond Fund

Distributable earnings	$-	$28,677

Paid-in capital	$-	$(28,677)

Distributions to shareowners:

For the Sustainable Bond Fund, dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. Sustainable Equity Fund pays income dividends annually, typically by the end of the year. As a result of its investment strategy, the Saturna Sustainable Equity Fund may not pay income dividends. For both Funds, distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign taxes:

Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

Other:

Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted over the lives of the respective securities. Dividends from equity securities are recorded as income on the ex-dividend date.

May 31, 2020	Semi-Annual Report	21

Notes to Financial Statements (continued)

Recent Accounting Pronouncement:

In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the need to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

NOTE 4 – Transactions with Affiliated Persons

Under contracts approved annually by the Trust’s independent trustees, Saturna Capital Corporation provides investment advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the adviser an Investment Advisory and Administrative Services Fee of 0.65% for the Sustainable Equity Fund and 0.55% for the Sustainable Bond Fund of average net assets per annum, payable monthly. In addition, the adviser has agreed to certain limits on other expenses, as described below.

The Adviser has voluntarily undertaken to limit expenses of the Sustainable Equity Fund to 0.75% and the Sustainable Bond Fund to 0.65% through March 31, 2021. For the fiscal period ended May 31, 2020, the advisory fees incurred were as follows:

	Adviser Fees	Adviser Fees Waived	Expense Reimbursement

Sustainable Equity	$29,911	$(1,254)	$-

Sustainable Bond	$76,366	$(38,999)	$-

In accordance with the expense limitation noted above, for the fiscal period ended May 31, 2020, Saturna Capital waived a portion of the advisory fees of the Sustainable Equity Fund and Sustainable Bond Fund. The adviser cannot recoup previously waived fees.

Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On December 19, 2014, the Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. On June 2, 2017, 12b-1 fees were terminated for both Saturna Sustainable Funds.

SBS is used to effect portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission. Transactions effected through other brokers are subject to commissions payable to that broker.

Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for Fund shareowners. Each Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended May 31, 2020, the Funds incurred the following amounts:

Retirement plan custodial fees

Sustainable Equity	$-

Sustainable Bond	$809

Mrs. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital and vice president of Saturna Trust Company. Mrs. Carten is not compensated by the Trust. For the fiscal period ended May 31, 2020, the Trust incurred compensation expenses of $18,500 which is included in $25,403 of total expenses for the independent Trustees. The Saturna Sustainable Funds incurred $616 of these total expenses.

The officers of the Trust are paid by Saturna Capital, not the Trust, except the Chief Compliance Officer, who may be partially compensated by the Trust. For the fiscal period ended May 31, 2020, the Funds paid the following compensation expenses for the Chief Compliance Officer:

Chief Compliance Officer

Sustainable Equity	$330

Sustainable Bond	$3,605

On May 31, 2020, the trustees, officers, and their affiliates as a group owned 50.62% and 14.90% of the outstanding shares of Sustainable Equity Fund and Sustainable Bond Fund, respectively.

22	May 31, 2020	Semi-Annual Report

Notes to Financial Statements (continued)

NOTE 5 – Distributions to Shareowners

The tax characteristics of distributions paid for the fiscal period ended May 31, 2020, and the fiscal year ended November 30, 2019 were as follows:

	Period ended May 31, 2020	Year ended November 30, 2019

Sustainable Equity Fund

Ordinary income	$42,387	$46,186

Sustainable Bond Fund

Ordinary income	$214,044	$787,144

NOTE 6 – Federal Income Taxes

The cost basis of investments for federal income tax purposes on May 31, 2020, was as follows:

	Sustainable Equity	Sustainable Bond

Cost of investments	$7,962,922	$26,249,132

Gross tax unrealized appreciation	$2,368,044	$1,042,005

Gross tax unrealized depreciation	$(242,352)	$(877,848)

Net tax unrealized appreciation (depreciation)	$2,125,692	$164,157

As of November 30, 2019, components of distributable earnings on a tax basis were as follows:

Sustainable Equity

Undistributed ordinary income	$35,663

Tax accumulated earnings	35,663

Accumulated capital losses	(262,636)

Unrealized appreciation	1,899,191

Other unrealized losses	(293)

Total accumulated earnings	1,671,925

Sustainable Bond

Accumulated capital losses	(459,923)

Unrealized depreciation	(43,246)

Other unrealized losses	(6,151)

Total accumulated earnings	(509,320)

On November 30, 2019, the Funds had capital loss carryforwards as follows, subject to regulation.

	Carryforward	Expiration

Sustainable Equity Fund

Short-term loss carryforward	$262,636	Unlimited

	$262,636

	Carryforward	Expiration

Sustainable Bond Fund

Long-term loss carryforward	$459,923	Unlimited

	$459,923

NOTE 7 – Investments

Investment transactions other than short-term investments for the fiscal period ended May 31, 2020, were as follows:

	Purchases	Sales

Sustainable Equity	$2,486,898	$252,390

Sustainable Bond	$9,391,244	$11,775,622

NOTE 8 – Custodian

Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. Such reductions for the period ended May 31, 2020, were as follows:

Custodian Fee Credits

Sustainable Equity	$717

Sustainable Bond	$1,704

NOTE 9 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

May 31, 2020	Semi-Annual Report	23

Expenses

All mutual funds have operating expenses. As a Saturna Sustainable Fund shareowner, you incur ongoing costs, including management fees and other Fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund’s gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Saturna Sustainable Funds, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. You do not incur redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Examples

The following examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Funds may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.

Hypothetical Example For Comparison Purposes

The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees charged by custodians other than Saturna Trust Company (note that Saturna does not charge such fees to shareowners directly on Saturna IRAs, ESAs, or HSAs with the Saturna Sustainable Funds), and charges for extra services such as bank wires.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees (note that the Saturna Sustainable Funds do not assess any such transactional costs). Therefore, the “Hypothetical” line of each fund is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2019]	Ending Account Value [May 31, 2020]	Expenses Paid During Period	Annualized Expense Ratio

Sustainable Equity Fund (SEEFX), Actual	$1,000.00	$1,016.10	$3.58	0.71%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.59	0.71%

Sustainable Bond Fund (SEBFX), Actual	$1,000.00	$1,016.20	$3.27	0.65%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.76	$3.28	0.65%

Expenses are equal to annualized expense ratios indicated above (based on the most recent fiscal period of December 1, 2019, through May 31, 2020) multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

24	May 31, 2020	Semi-Annual Report

Except for this legend, this page has been left blank intentionally.

May 31, 2020	Semi-Annual Report	25

Availability of Portfolio Information

(1)

The Saturna Sustainable Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, this information was filed on Form N-Q.

(2)	The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and at www.saturnasustainable.com.

(3)	The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at www.saturnasustainable.com.

Availability of Proxy Voting Information

(1)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds’ website at www.saturnasustainable.com; and (c) on the SEC’s website at www.sec.gov.

(2)

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Funds’ website at www.saturnasustainable.com; and (c) on the SEC’s website at www.sec.gov.

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

Pursuant to the Liquidity Rule, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by Saturna Capital’s Liquidity Risk Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on December 17, 2019, the Trustees received a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation. It was reported to the Board that the assessment found that the Program was adequately designed and effective in achieving its objectives. Further, that review of the Program’s implementation evidenced substantial compliance with relevant policies and procedures.

26	May 31, 2020	Semi-Annual Report

Householding Policy

To reduce expenses, we may mail only one copy of the Funds’ prospectus, each annual and semi-annual report, and proxy statements when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-800-728-8762 or write to us at Saturna Capital/Saturna Sustainable Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies 30 days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800-728-8762 or write to us at Saturna Capital/Saturna Sustainable Funds, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Privacy Statement

At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information, please call us at 1-800-728-8762.

May 31, 2020	Semi-Annual Report	27

1300 North State Street
Bellingham, WA 98225
www.saturna.com
1-800-728-8762

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Saturna Sustainable Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

Beginning on January 29, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Idaho Tax-Exempt Fund's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (www.saturna.com/reports), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-SATURNA (800-728-8762) or by sending an e-mail request to Idaho Tax-Exempt Fund at info@saturna.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800-SATURNA (800-728-8762) or send an e-mail request to Idaho Tax-Exempt Fund at info@saturna.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

IDAHO TAX-EXEMPT FUND

Semi-Annual Report

May 31, 2020

Performance Summary (as of June 30, 2020)

Average Annual Returns (before any taxes paid by shareowners)

	1 Year	3 Year	5 Year	10 Year	15 Year	Expense Ratio

Idaho Tax-Exempt Fund	4.14%	3.54%	2.97%	3.07%	3.28%	0.68%	[1]

S&P Idaho Municipal Bond Index	3.56%	3.80%	3.76%	4.56%	4.56%	n/a

“Muni Single State Intermediate” Category Average[2]	3.53%	3.07%	2.80%	3.14%	3.32%	0.95%

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future results. Current performance may be higher or lower than that stated herein. Performance current to the most recent month-end is available by calling toll-free 1-800-728-8762 or visiting www.idahotaxexemptfund.com. Average annual total returns are historical and include change in share value as well as reinvestment of dividends and capital gains, if any. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Please consider an investment’s objectives, risks, charges, and expenses carefully before investing. To obtain this and other important information about the Idaho Tax-Exempt Fund in a prospectus or summary prospectus, ask your financial advisor, visit www.idahotaxexemptfund.com, or call toll free 1-800-728-8762. Please read the prospectus or summary prospectus carefully before investing.

A note about risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus or summary prospectus.

[1]

By regulation, the expense ratio shown in this table is as stated in the Fund’s most recent prospectus, which is dated March 27, 2020, and incorporates results for the fiscal year ended November 30, 2019. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

[2]

Source: Morningstar June 30, 2020. Morningstar, Inc. is an independent fund performance monitor. Category returns are determined monthly from total returns by Morningstar, by category as determined by Morningstar. Category average expense ratios are determined by Morningstar from prospectus level data reported by funds in the category.

On the cover: Early morning light at Mores Mountain, Idaho.

2	May 31, 2020	Semi-Annual Report

Fellow Shareowners:	July 28, 2020

The end of the second quarter of 2020 marks an extremely different social, investment, and economic climate from that at the end of 2019. The measures taken to insulate and mitigate the spread of the virus have had a significant impact on state and local budgets. Rolling lockdowns and other virus mitigation measures meant to restrict social interaction will have an ongoing impact on economic growth. The return to normalcy will likely take time.

Idaho is in a stronger position relative to that of many other states, due to its history of conservative fiscal management and a conservative approach to budgeting. Governor Brad Little, as quoted in The News Examiner, indicated that while other states have withdrawn from their rainy day funds, the state of Idaho has strengthened the reserve to around $580MM. Idaho’s fiscal year runs July 1 through June 30, and the state ended the most recent fiscal year with a $100MM budget surplus. The rainy day fund will be able to minimize impact on state agencies and services. By not having to dip into the rainy day fund in the first year, the money is able to be allocated where it’s most needed over the next few years to remedy the expected fallout from the pandemic.

Even with a balanced budget in 2020, Idaho still has to grapple with unexpected revenue challenges going forward. The budget will be impacted for the next three to four years; thus far, the state has asked agencies to cut 5%. This includes a 5% cut to the state’s public school budget. This impact to the budget is relatively minimal compared to other states such as New York, California, Hawaii, and Colorado, which are facing massive revenue declines of up to 20%. According to a survey conducted in May, Idaho experienced a drop in sales tax of less than 3%, while harder-hit state governments are having to face sales tax declines of over 30%.

Though initially spared from the brunt of the virus, Idaho has seen a significant uptick in cases. We have been vigilant as to the potential impacts on credit and do expect some additional revenue volatility in the State and local governments. The Fund continues to hold positions in strong issuers with solid liquidity that are able to withstand revenue volatility. Idaho received $1.25 billion from the federal government to help pay for coronavirus-related costs and has created a Coronavirus Financial Advisory Committee to allocate those funds. Money has been given to cities, counties, small businesses, and state agencies, with additional funds approved to increase COVID-19 testing and equip schools with the supplies needed to reopen safely.

The challenges presented by the coronavirus pandemic have highlighted the merits of conservative fiscal management. Idaho continues to offer discriminating investors the opportunity to invest in high quality tax-exempt securities in an exceptionally creditworthy state.

Respectfully,

(photo omitted)

Jane Carten,

President

(photo omitted)

Elizabeth Alm CFA®,

Portfolio Manager

Semi-Annual Report	May 31, 2020	3

Performance Summary

Average Annual Returns (as of May 31, 2020)

	1 Year	5 Year	10 Year	Expense Ratio[1]

Idaho Tax-Exempt Fund	4.51%	2.91%	3.06%	0.68%

S&P Idaho Municipal Bond Index	3.50%	3.63%	4.51%	n/a

Growth of $10,000

Comparison of any mutual fund to a market index must be made bearing in mind that the Index is unmanaged and expense-free. Conversely, the fund will (1) be actively managed; (2) have an objective other than mirroring the index, such as limiting risk; (3) bear transaction and other costs; (4) stand ready to buy and sell its securities to shareowners on a daily basis; and (5) provide a wide range of services. The graph compares $10,000 invested in the Fund on May 31, 2010, to an identical amount invested in the Standard & Poor’s Idaho Municipal Bond Index, a broad-based index of Idaho municipal bond prices. The graph shows that an investment in the Fund would have risen to $13,523 versus $15,549 in the S&P Idaho Municipal Bond Index.

Past performance does not guarantee future results. The “Growth of $10,000” graph and “Average Annual Returns” performance table assume the reinvestment of dividends and capital gains. They do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemption of fund shares.

[1]

By regulation, the expense ratio for the Fund shown in this table is as stated in the Fund’s most recent prospectus, which is dated March 27, 2020, and incorporates results for the fiscal year ended November 30, 2019. The ratio presented in this table differs from expense ratios shown elsewhere in this report as they represent different fiscal periods.

Fund Objective

Idaho Tax-Exempt Fund seeks to provide income free from federal income, federal alternative minimum, and Idaho state income taxes. Preservation of capital is a secondary objective.

Portfolio Diversification

	% of Total Net Assets

∎	General Obligation	48.5%
∎	State Education	18.3%
∎	Real Estate	10.7%
∎	Financial Services	5.0%
∎	Water Supply	3.7%
∎	Pollution Control	2.5%
∎	Medical/Hospitals	2.3%
∎	Health Care Facilities	2.1%
∎	Transportation	1.5%
∎	Other assets (net of liabilities)	5.4%

Top 10 Holdings

% of Total Net Assets

Teton Co, ID SCD #401 Driggs (4.00% due 09/15/2035)	4.2%

University of Idaho Revenue (5.00% due 04/01/2032)	3.4%

Canyon Co ID SCD #134 Middleton (4.00% due 09/15/2028)	3.3%

Idaho Bond Bank (4.00% due 09/15/2032)	3.1%

Idaho State Building Authority (5.00% due 09/01/2032)	3.1%

Nez Perce CO ISD #1 Lewiston (5.00% due 09/15/2029)	3.0%

Idaho Fish Wildlife Foundation Rev (5.00% due 12/01/2033)	2.9%

Ada & Canyon Cos ID JSD #2 Meridian (5.00% due 08/15/2032)	2.8%

Boise City Urban Renewal Lease Rev (5.00% due 12/15/2032)	2.4%

Twin Falls Co ID SCD #411 (4.25% due 09/15/2030)	2.4%

4	May 31, 2020	Semi-Annual Report

Schedule of Investments				As of May 31, 2020

Tax-Exempt Municipal Bonds - 94.6%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Financial Services

Idaho Bond Bank	4.00% due 09/15/2032	$405,000	$444,982	3.1%

Idaho Housing & Finance Rev	3.00% due 07/01/2036	260,000	265,782	1.9%

			710,764	5.0%

General Obligation

Ada & Canyon Cos ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	395,200	2.8%

Ada & Canyon Cos ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	122,717	0.9%

Boise City ID Independent SD	3.00% due 08/01/2038	100,000	104,046	0.7%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2031	200,000	219,898	1.6%

Bonneville & Bingham Cos JSD #93	5.00% due 09/15/2029	250,000	275,233	1.9%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	15,000	16,267	0.1%

Bonneville Co ID SCD #91	4.00% due 09/15/2026	35,000	37,695	0.2%

Bonneville Co ID SCD #91	3.75% due 09/15/2032	285,000	307,928	2.2%

Boundary County ID SCD #101	4.00% due 08/15/2021	240,000	241,862	1.7%

Canyon Co ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	463,476	3.3%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2031	290,000	319,293	2.3%

Canyon Co ID SCD #135 Notus	3.25% due 09/15/2032	170,000	186,259	1.3%

Canyon Co ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	287,563	2.0%

Cariboo Franklin Bannock JSD #148	3.25% due 09/15/2035	300,000	333,615	2.4%

Cassia Oneida Twin Falls JSD #151	3.375% due 09/15/2034	160,000	170,818	1.2%

College of Western ID Annual Approp	4.00% due 10/01/2027	125,000	151,854	1.1%

Kootenai Co ID SCD # 271 UNREF	4.00% due 09/15/2025	125,000	134,846	1.0%

Kootenai Co ID SCD #271 PREREF	4.00% due 09/15/2025	40,000	43,330	0.3%

Kootenai Co ID SCD #273	4.00% due 08/15/2031	265,000	301,891	2.1%

Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	221,474	1.6%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2027	100,000	109,728	0.8%

Latah Co ID SCD #281 Moscow Ser B	4.00% due 08/15/2028	200,000	218,524	1.5%

Madison Co. Id. SDC #321	5.00% due 09/15/2035	250,000	313,240	2.2%

Owyhee & Canyon Co. # 363 Marsing	4.00% due 09/15/2035	150,000	173,618	1.2%

Teton Co, ID SCD #401 Driggs	4.00% due 09/15/2035	500,000	589,770	4.2%

Twin Falls Co ID SCD #411	4.00% due 09/15/2027	170,000	192,600	1.4%

Twin Falls Co ID SCD #411	4.25% due 09/15/2030	300,000	339,123	2.4%

Twin Falls Co ID SCD #411	4.75% due 09/15/2039	200,000	237,496	1.7%

Twin Falls Co ID SCD #411 Series A	4.25% due 09/15/2031	100,000	112,578	0.8%

Valley & Adams Cos ID JSD #421	3.00% due 08/01/2026	220,000	231,176	1.6%

			6,853,118	48.5%

Health Care Facilities

Idaho Health Faci Auth Hos Rev	5.00% due 12/01/2047	260,000	300,261	2.1%

			300,261	2.1%

Medical/Hospitals

Idaho Health Rev Trinity Health Grp	3.25% due 12/01/2028	300,000	322,293	2.3%

			322,293	2.3%

Pollution Control

Idaho Bond Bank	4.00% due 09/15/2033	135,000	159,359	1.1%

Idaho Bond Bank Authority	4.30% due 09/01/2022	20,000	20,061	0.2%

Idaho Bond Bank Authority	4.00% due 09/15/2032	130,000	154,237	1.1%

Idaho Bond Bank Authority	4.125% due 09/15/2023	20,000	20,059	0.1%

			353,716	2.5%

Continued on next page.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	5

Schedule of Investments				As of May 31, 2020

Tax-Exempt Municipal Bonds - 94.6%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Real Estate

Boise City Urban Renewal Lease Rev	5.00% due 12/15/2032	$300,000	$345,699	2.4%

Idaho Fish Wildlife Foundation Rev	5.00% due 12/01/2033	320,000	407,114	2.9%

Idaho State Building Authority	5.00% due 09/01/2031	200,000	221,562	1.6%

Idaho State Building Authority	5.00% due 09/01/2032	400,000	443,124	3.1%

Post Falls ID LID SPA	5.00% due 05/01/2021	90,000	90,070	0.7%

			1,507,569	10.7%

State Education

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	147,701	1.0%

Boise State University ID Revenue	5.00% due 04/01/2032	160,000	186,624	1.3%

Idaho State University	4.00% due 04/01/2027	170,000	192,562	1.4%

Idaho State University	4.00% due 04/01/2030	245,000	274,358	1.9%

Idaho State University Revenue	3.00% due 04/01/2031	250,000	264,925	1.9%

Idaho State University Revenue	3.00% due 04/01/2032	160,000	168,626	1.2%

Jefferson & Madison Cos. ID SCD#251	5.00% due 09/15/2028	100,000	132,877	0.9%

Nez Perce CO ISD #1 Lewiston	5.00% due 09/15/2029	330,000	419,720	3.0%

North Idaho College Dormitory Rev	4.00% due 11/01/2030	285,000	324,367	2.3%

University of Idaho Revenue	5.00% due 04/01/2032	455,000	486,832	3.4%

			2,598,592	18.3%

Transportation

Boise ID Airport Park Fac Rev	3.00% due 09/01/2028	210,000	213,419	1.5%

			213,419	1.5%

Water Supply

Payette Lakes ID Recreational	4.00% due 08/01/2032	195,000	225,173	1.6%

Payette Lakes Rec Wtr & Swr Rev	4.00% due 08/01/2034	255,000	292,263	2.1%

			517,436	3.7%

Total investments	(Cost is $12,552,256)		$13,377,168	94.6%

Other assets (net of liabilities)			763,355	5.4%

Total net assets			$14,140,523	100.0%

Bond Quality Diversification

	% of Total Net Assets

∎	Rated “AAA”	34.8%
∎	Rated “AA+”	21.3%
∎	Rated “AA”	10.7%
∎	Rated “AA-”	7.3%
∎	Rated “A+”	17.2%
∎	Rated “A”	2.3%
∎	Not rated	1.0%
∎	Other assets (net of liabilities)	5.4%

Credit ratings are the lesser of S&P Global Ratings or Moody’s Investors Service. If neither S&P nor Moody’s rate a particular security, that security is categorized as not rated (except for US Treasury securities and securities issued or backed by US agencies which inherit the credit rating for the US government). Ratings range from AAA (highest) to D (lowest). Bonds rated BBB or above are considered investment grade. Credit ratings BB and below are lower-rated securities (junk bonds). Ratings apply to the creditworthiness of the issuers of the underlying securities and not the Fund or its shares. Ratings may be subject to change.

6	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

As of May 31, 2020

Assets

Investments in securities, at value

(Cost $12,552,256)	$13,377,168

Cash	655,749

Interest receivable	126,873

Other assets	4,719

Total assets	14,164,509

Liabilities

Accrued advisory fees	5,930

Accrued audit expenses	4,581

Distributions payable	3,730

Payable for Fund shares redeemed	3,419

Accrued legal expenses	2,428

Accrued other operating expenses	1,312

Accrued Chief Compliance Officer expenses	1,046

Accrued postage	926

Accrued printing fees	304

Accrued trustee expenses	239

Accrued retirement plan custody fee	71

Total liabilities	23,986

Net assets	$14,140,523

Analysis of net assets

Paid-in capital (unlimited shares authorized, without par value)	$13,398,167

Total distributable earnings	742,356

Net assets applicable to Fund shares outstanding	$14,140,523

Fund shares outstanding	2,509,776

Net asset value, offering and redemption price per share	$5.63

Statement of Operations

Period ended May 31, 2020

Investment income

Interest income	$181,555

Total investment income	181,555

Expenses

Investment advisory fees	34,822

Audit fees	9,057

Legal fees	3,619

Chief Compliance Officer expenses	1,931

Printing and postage expenses	1,726

Other expenses	1,684

Filing and registration fees	1,572

Trustee fees	1,552

Transfer agent fees	949

Custodian fees	285

Retirement plan custodial fees	80

Total gross expenses	57,277

Less transfer agent fees waived	(949)

Less custodian fee credits	(285)

Net expenses	56,043

Net investment income	$125,512

Net realized gain from investments	$5,493

Net increase in unrealized appreciation on investments	211,098

Net gain on investments	$216,591

Net increase in net assets resulting from operations	$342,103

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	May 31, 2020	7

Statement of Changes of Net Assets	Period ended May 31, 2020	Year ended November 30, 2019

Increase (decrease) in net assets from operations

From operations

Net investment income	$125,512	$279,310

Net realized gain on investment	5,493	15,726

Net increase in unrealized appreciation	211,098	641,062

Net increase in net assets	342,103	936,098

Distributions to shareholders	(125,512)	(278,541)

Capital share transactions

Proceeds from sales of shares	778,824	1,163,543

Value of shares issued in reinvestment of dividends	105,422	224,410

Cost of shares redeemed	(447,039)	(2,113,103)

Total capital share transactions	437,207	(725,150)

Total increase (decrease) in net assets	653,798	(67,593)

Net assets

Beginning of period	13,486,725	13,554,318

End of period	$14,140,523	$13,486,725

Shares of the Fund sold and redeemed

Number of shares sold	222,353	212,460

Number of shares issued in reinvestment of dividends	18,871	40,958

Number of shares redeemed	(162,950)	(386,786)

Net increase (decrease) in number of shares outstanding	78,274	(133,368)

Financial Highlights	For period ended		For the year ended November 30,

Selected data per share of outstanding capital stock throughout each period:	May 31, 2020	2019	2018	2017	2016		2015

Net asset value at beginning of period	$5.55	$5.28	$5.37	$5.29	$5.48		$5.51

Income from investment operations

Net investment income	0.05	0.11	0.12	0.13	0.14		0.15

Net gains (losses) on securities (both realized and unrealized)	0.08	0.27	(0.09)	0.08	(0.19)		(0.03)

Total from investment operations	0.13	0.38	0.03	0.21	(0.05)		0.12

Less distributions

Dividends (from net investment income)	(0.05)	(0.11)	(0.12)	(0.13)	(0.14)		(0.15)

Distributions (from capital gains)	-	-	-	-	0.00	A	0.00	A

Total distributions	(0.05)	(0.11)	(0.12)	(0.13)	(0.14)		(0.15)

Net asset value at end of period	$5.63	$5.55	$5.28	$5.37	$5.29		$5.48

Total returnB	4.51%	7.30%	0.51%	3.90%	(0.95)%		2.21%

Ratios / supplemental data

Net assets ($000), end of period	$14,141	$13,487	$13,554	$17,474	$17,997		$17,420

Ratio of expenses to average net assets

Before transfer agent fee waiver and custodian fee creditsC	0.82%	0.69%	0.68%	0.67%	0.67%		0.67%

After transfer agent fee waiverC	0.81%	0.67%	0.67%	0.66%	0.66%		0.66%

After transfer agent fee waiver and custodian fee creditsC	0.80%	0.67%	0.67%	0.65%	0.65%		0.66%

Ratio of net investment income after fee waiver and custodian credits to average net assetsC	1.80%	2.07%	2.20%	2.33%	2.54%		2.66%

Portfolio turnover rate	2%	4%	13%	20%	15%		7%

A	Amount is less than $0.01
B	Not annualized for periods less than one year.
C	Annualized for periods less than one year.

8	May 31, 2020	Semi-Annual Report	The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

Note 1 – Organization

Saturna Investment Trust (the “Trust”) was established under Washington State Law as a business trust on February 20, 1987. The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended. In addition to Idaho Tax-Exempt Fund (the “Fund”), eight portfolios have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core Fund, Sextant Global High Income Fund, Sextant Growth Fund, Sextant International Fund, Saturna Sustainable Equity Fund, and Saturna Sustainable Bond Fund (each, a “Fund”, and collectively, the “Funds”). The other eight portfolios are distributed through separate prospectuses and the results of those Funds are contained in separate reports.

The Idaho Tax-Exempt Fund was first authorized to sell shares of beneficial interest on September 4, 1987.

The Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Investment risks:

The value of Fund shares rises and falls as the value of the bonds in which the Fund invests goes up and down. The risks inherent in the Fund depend primarily on the terms and quality of the obligations in the Fund’s portfolio, as well as on market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities, such as those held by the Fund, usually are more sensitive to interest rate changes than bonds with shorter maturities. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk. If a security held by the Fund defaults on payment of interest or principal, the Fund’s income, ability to preserve capital, and liquidity would all be adversely affected.

Fund investments are susceptible to factors adversely affecting Idaho, such as political, economic, and financial trends unique to this relatively small state. Investing only in Idaho bonds means that the Fund’s investments are more concentrated than other mutual funds, and relatively few bond price changes may lead to underperformance compared to investments selected in greater number and/or from a wider universe.

The Fund is vulnerable to income tax rate changes, either at the Idaho or federal level, since part of municipal securities’ value is derived from the recipient’s ability to exclude interest payments from taxation.

Note 2 – Unaudited Information

The information in this interim report has not been subjected to independent audit.

Note 3 – Significant Accounting Policies

The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Fund in the preparation of its financial statements.

Security valuation:

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions. In the absence of a valuation from an independent service for a security, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Share valuation:

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares are not priced or traded on days the New York Stock Exchange is closed. The NAV is the offering and redemption price per share.

The Trustees have adopted certain policies and procedures with respect to frequent trading of Fund shares. The Fund is intended for long-term investment and does not permit rapid trading of its shares. The Fund cannot always identify all intermediaries, or detect or prevent trading that violates the Frequent Trading Policy through intermediaries or omnibus accounts.

Fair value measurements:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 —

Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Semi-Annual Report	May 31, 2020	9

Notes To Financial Statements (continued)

The following table is a summary of the inputs used as of May 31, 2020, in valuing the Fund’s investments carried at value.

Fair Value Inputs	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Municipal Bonds[1]	$-	$13,377,168	$-	$13,377,168

Total Assets	$-	$13,377,168	$-	$13,377,168

¹	See Schedule of Investments for industry breakout.

During the period ended May 31, 2020, the Fund had no transfers among Levels 1, 2, or 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Income taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. As the Fund intends to meet requirements for tax-exempt income dividends, and the requirements of the Idaho Department of Revenue for income dividends exempt from Idaho state income tax, no income tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016 – 2018), or expected to be taken in the Fund’s 2019 tax return. The Fund identifies its major tax jurisdiction as US federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Reclassification of capital accounts:

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.

As of November 30, 2019, there were no reclassifications to the capital accounts.

Distributions to shareowners:

The Fund’s dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month.

Distributions of capital gains, if any, are made at least annually and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Fund, at the net asset value on the payable date. Shareowners may elect to take distributions in cash if they total $10 or more.

Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other:

Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized and discounts are accreted over the lives of the respective securities.

10	May 31, 2020	Semi-Annual Report

Notes To Financial Statements (continued)

Note 4 – Transactions with Affiliated Persons

Under a contract approved by shareowners on September 28, 1995 and reviewed annually by the Board of Trustees, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct the Fund’s business. For such services, the Fund pays an annual fee equal to 0.50% of its average daily net assets. For the fiscal period ended May 31, 2020, the Fund incurred advisory fee expenses of $34,822.

Expenses incurred by the Trust on behalf of the Fund (e.g., legal fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets.

Saturna Capital also acts as transfer agent for the Fund, for which it did not receive any compensation during the fiscal period ended May 31, 2020. Saturna Capital has voluntarily elected to waive the transfer agent fee through May 31, 2020, to reduce the Fund’s operating expenses. Such fees, had they been charged, would have totaled $949.

Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital, is registered as a broker-dealer and acts as distributor for the Fund.

Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as a retirement plan custodian for Fund shareowners. For the fiscal period ended May 31, 2020, the Fund incurred retirement plan custodial fees of $80.

Mrs. Jane Carten serves as a trustee and president of the Trust. She is also a director and the president of Saturna Capital and Saturna Trust Company. She is not compensated by the Trust. For the fiscal year ended May 31, 2020, the Trust paid trustee compensation expenses of $18,500 which is included in the $25,403 of total expenses incurred for the independent Trustees. The Fund’s allocation of these expenses was $1,552.

The officers of the Trust are paid by Saturna Capital, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the period ended May 31, 2020, the Fund’s allocation of these expenses was $1,931.

On May 31, 2020, the trustees, officers, and their immediate families as a group directly or indirectly owned 17.57% of the outstanding shares of the Fund.

Note 5 – Distributions to Shareowners

The tax characteristics of distributions paid during the fiscal periods ended May 31, 2020, and November 30, 2019, were as follows:

	May 31, 2020	November 30, 2019
Tax-exempt income	$125,512	$277,251

Taxable income	$-	$1,290

Note 6 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2020 was as follows:

Cost of investments	$12,552,256

Gross unrealized appreciation	$824,912

Gross unrealized depreciation	$-

Net unrealized appreciation	$824,912

As of November 30, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$3,820

Tax-exempt accumulated earnings	$3,820

Accumulated capital loss	$(91,869)

Unrealized appreciation	$613,814

Total accumulated earnings	$525,765

As of November 30, 2019, the Fund had capital loss carryforwards as follows, subject to regulation.

	Carryforward	Expiration

Short-term loss carryforward	$(55,441)	Unlimited

Long-term loss carryforward	$(36,428)	Unlimited

	$(91,869)

Note 7 – Investments

During the period ended May 31, 2020, the Fund purchased $491,351 of securities and sold/matured $300,000 of securities.

Note 8 – Custodian

Under the agreement in place with UMB Bank, custody fees are reduced by credits for cash balances. Such reduction for the period ended May 31, 2020, amounted to $285.

Note 9 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Semi-Annual Report	May 31, 2020	11

Expenses

All mutual funds have operating expenses. As an Idaho Tax-Exempt Fund shareowner, you incur ongoing costs, including management fees and other fund expenses such as shareowner reports (like this one). Operating expenses, which are deducted from a fund’s gross earnings, directly reduce the investment return of a fund. Mutual funds (unlike other financial investments) only report their results after deduction of operating expenses.

With the Idaho Tax-Exempt Fund, unlike many mutual funds, you do not incur sales charges (loads) on purchases, reinvested dividends, or other distributions. You do not incur redemption fees or exchange fees. You may incur fees related to extra services requested by you for your account, such as bank wires. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The following example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019, to May 31, 2020).

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Fund may charge for extra services (such as domestic bank wires, international bank wires, or overnight courier delivery of redemption checks) rendered on request, which you may need to estimate to determine your total expenses.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of other mutual funds. You may wish to add other fees that are not included in the expenses shown in the table, such as charges for extra services like bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Idaho Tax-Exempt Fund does not charge any such transactional costs). Therefore, the “Hypothetical” line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

	Beginning Account Value [December 1, 2019]	Ending Account Value [May 31, 2020]	Expenses Paid During Period[1]	Annualized Expense Ratio

Actual	$1,000.00	$1,023.60	$4.07	0.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$4.07	0.80%

[1]

Expenses are equal to Idaho Tax-Exempt Bond Fund’s annualized expense ratio of 0.68% (based on the most recent semi-annual period of December 1, 2019 through May 31, 2020) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

12	May 31, 2020	Semi-Annual Report

Except for this legend, this page has been left blank intentionally.

Semi-Annual Report	May 31, 2020	13

Availability of Quarterly Portfolio Information

(1)

The Idaho Tax-Exempt Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, this information was filed on Form N-Q.

(2)	The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

(3)	The Fund makes a complete schedule of portfolio holdings after the end of each month available at www.idahotaxexemptfund.com.

Availability of Proxy Voting Information

(1)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Fund’s website at www. idahotaxexemptfund.com; and (c) on the SEC’s website at www.sec.gov.

(2)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800-728-8762; (b) on the Fund’s website at www.idahotaxexemptfund.com; and (c) on the SEC’s website at www.sec.gov.

14	May 31, 2020	Semi-Annual Report

Householding Policy

To reduce expenses, we may mail only one copy of the Fund’s prospectus, each annual and semi-annual report, and proxy statement when necessary, to those addresses shared by two or more accounts. If you wish to receive individual and/or more copies of these documents, please call us at 1-800-728-8762 or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you individual copies 30 days after receiving your request.

If you are currently receiving multiple copies and wish to receive only one copy, please call us at 1-800-728-8762 or write to us at Saturna Capital/Idaho Tax-Exempt Fund, P.O. Box N, Bellingham, WA 98227. We will begin sending you a single copy with subsequent report mailings.

Privacy Statement

At Saturna Capital and the Idaho Tax-Exempt Fund, we understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.

In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, share-owner reports and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.

We may share information within the Saturna Capital family of companies in the course of informing you about products or services that may address your investing needs.

We maintain our own technology resources to minimize the need for any third party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your information please call us at 1-800-728-8762.

Semi-Annual Report	May 31, 2020	15

1300 North State Street
Bellingham, WA 98225
www.saturna.com
1-800-728-8762

This report is issued for the information of the shareowners of the Idaho Tax-Exempt Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund, a series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

Item 2. Code of Ethics

Registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the Funds' Internet websites at www.sextantfunds.com, www.saturnasustainable.com, and www.idahotaxexemptfund.com. Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) The Schedule of Investments is fully answered in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On June 4, 2020, Mrs. Jane Carten (President) and Mr. Christopher Fankhauser (Treasurer) reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

(b) No change.

Item 12. Exhibits

Exhibits included with this filing:

(a)(1) Code of Ethics.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Jane Carten, President
Signature and Title

Jane Carten, President
Printed name and Title

July 30, 2020
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jane Carten, President
Signature and Title

Jane Carten, President
Printed name and Title

July 30, 2020
Date

By:

/s/ Christopher Fankhauser, Treasurer
Signature and Title

Christopher Fankhauser, Treasurer
Printed name and Title

July 30, 2020
Date

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